As filed with the Securities and Exchange Commission on April 17, 2008
Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.
ING U.S. Legal Services
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on May 19, 2008, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

June 4, 2008

Dear Variable Contract Owner/Plan Participant:

The Board of Trustees (the “Board”) has called a special meeting of shareholders (the “Special Meeting”) of ING Wells Fargo Disciplined Value Portfolio (“Wells Fargo Disciplined Value Portfolio”), which is scheduled for 10:00 a.m., Local time, on July 29, 2008, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of Wells Fargo Disciplined Value Portfolio has reviewed and recommends the proposed reorganization (the “Reorganization”) of Wells Fargo Disciplined Value Portfolio with and into ING Pioneer Mid Cap Value Portfolio (“Pioneer Mid Cap Value Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”). The Portfolios are members of the mutual fund group called the “ING Funds.”

Shares of Wells Fargo Disciplined Value Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”). Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Wells Fargo Disciplined Value Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of Wells Fargo Disciplined Value Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan. As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Pioneer Mid Cap Value Portfolio instead of shares of Wells Fargo Disciplined Value Portfolio.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a larger portfolio with a similar investment objective.

AFTER CAREFUL CONSIDERATION, THE BOARD OF WELLS FARGO DISCIPLINED VALUE PORTFOLIO APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience. Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and provide voting instructions. It is important that your voting instructions be received no later than July 28, 2008.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

Notice of Special Meeting of Shareholders

of ING Wells Fargo Disciplined Value Portfolio

Scheduled for July 29, 2008

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of ING Wells Fargo Disciplined Value Portfolio (“Wells Fargo Disciplined Value Portfolio”) is scheduled for July 29, 2008, at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)                   To approve an Agreement and Plan of Reorganization by and between Wells Fargo Disciplined Value Portfolio and ING Pioneer Mid Cap Value Portfolio (“Pioneer Mid Cap Value Portfolio”), providing for the reorganization of Wells Fargo Disciplined Value Portfolio with and into Pioneer Mid Cap Value Portfolio; and

(2)                   To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on May 1, 2008, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Wells Fargo Disciplined Value Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

June 4, 2008

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PROXY STATEMENT/PROSPECTUS

June 4, 2008

TABLE OF CONTENTS

INTRODUCTION

SUMMARY
The Proposed Reorganization
Comparison of Investment Objectives and Principal Investment Strategies
Comparison of Portfolio Characteristics
Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios
Comparison of Portfolio Performance

COMPARISON OF FEES AND EXPENSES
Management Fees
Sub-Adviser Fees
Administration Fees
Distribution and Service Fees
Expense Limitation Arrangements
Expense Tables
Portfolio Expenses
Portfolio Transitioning
Key Differences in the Rights of Wells Fargo Disciplined Value Portfolio’s Shareholders and
Pioneer Mid Cap Value Portfolio’s Shareholders

INFORMATION ABOUT THE REORGANIZATION
The Reorganization Agreement
Reasons for the Reorganization
Board Considerations
Tax Considerations
Expenses of the Reorganization
Future Allocation of Premiums

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
Form of Organization
Adviser
Distributor
Dividends, Distributions and Taxes
Capitalization

GENERAL INFORMATION ABOUT THE PROXY STATEMENT
Solicitation of Proxies
Voting Rights
Other Matters to Come Before the Special Meeting
Shareholder Proposals

APPENDICES
Appendix A – Form of Agreement and Plan of Reorganization	A-1
Appendix B – Additional Information Regarding ING Pioneer Mid Cap Value Portfolio	B-1
Appendix C – Security Ownership of Certain Beneficial and Record Owners	C-1

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PROXY STATEMENT/PROSPECTUS

June 4, 2008

PROXY STATEMENT FOR:

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO

(A Series of ING Investors Trust)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

PROSPECTUS FOR:

ING PIONEER MID CAP VALUE PORTFOLIO

(A Series of ING Investors Trust)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders (the “Special Meeting”) of ING Wells Fargo Disciplined Value Portfolio (“Wells Fargo Disciplined Value Portfolio”) to be held on July 29, 2008. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of Wells Fargo Disciplined Value Portfolio with and into ING Pioneer Mid Cap Value Portfolio (“Pioneer Mid Cap Value Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”).

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”). Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners. As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

Because you, as a shareholder of Wells Fargo Disciplined Value Portfolio, are being asked to approve the Agreement and Plan of Reorganization (the “Reorganization Agreement”) that will result in a transaction in which you will ultimately hold shares of Pioneer Mid Cap Value Portfolio, this Proxy Statement also serves as a Prospectus for Pioneer Mid Cap Value Portfolio. Pioneer Mid Cap Value Portfolio is an open-end management investment company, which seeks capital appreciation, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated June 4, 2008, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Adviser Class (“ADV Class”), Service Class (“Class S”) and Service 2 Class (“Class S2”) Prospectuses of Wells Fargo Disciplined Value Portfolio, dated April 28, 2008, which are incorporated by reference (File No: 033-23512); and the ADV Class, Class S and Class S2 Prospectuses of Pioneer Mid Cap Value Portfolio, dated April 28, 2008.  The Portfolios’ SAI, dated April 28, 2008, is also incorporated herein by reference (File No: 033-23512). Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. The annual report for each Portfolio for the fiscal year ended December 31, 2007 and the semi-annual report for each Portfolio for the fiscal period ended June 30, 2007 are incorporated herein by reference (File No: 811-05629).  For a copy of the current prospectus, SAI, annual report, and semi-annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-366-0066.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, a form of which is attached hereto as Appendix A.  Also, you should consult the ADV Class, Class S and Class S2 prospectuses, all dated April 28, 2008, for more information about Pioneer Mid Cap Value Portfolio.

The Proposed Reorganization

At a meeting held on March 27, 2008, the Board of Trustees (the “Board”) of Wells Fargo Disciplined Value Portfolio approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Wells Fargo Disciplined Value Portfolio to Pioneer Mid Cap Value Portfolio in exchange for shares of beneficial interest of Pioneer Mid Cap Value Portfolio;

•                  the assumption by Pioneer Mid Cap Value Portfolio of the liabilities of Wells Fargo Disciplined Value Portfolio known as of the Closing Date (as described below);

•                  the distribution of shares of Pioneer Mid Cap Value Portfolio to the shareholders of Wells Fargo Disciplined Value Portfolio; and

•                  the complete liquidation of Wells Fargo Disciplined Value Portfolio.

Shares of Pioneer Mid Cap Value Portfolio would be distributed to shareholders of Wells Fargo Disciplined Value Portfolio so that each shareholder would receive a number of full and fractional shares of Pioneer Mid Cap Value Portfolio equal to the aggregate value of shares of Wells Fargo Disciplined Value Portfolio held by such shareholder.

As a result of the Reorganization, each owner of ADV Class, Class S and Class S2 shares of Wells Fargo Disciplined Value Portfolio would become a shareholder of the corresponding share class of Pioneer Mid Cap Value Portfolio.  The Reorganization is expected to be effective on September 6, 2008, or such other date as the parties may agree (the “Closing Date”).

Each shareholder will hold, immediately after the Closing Date, shares of Pioneer Mid Cap Value Portfolio having an aggregate value equal to the aggregate value of the shares of Wells Fargo Disciplined Value Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  The Portfolios have similar investment objectives;

•                  Both Portfolios are value-oriented and invest in equity securities of mid-capitalization companies;

•                  While both Portfolios are advised by Directed Services LLC (“DSL” or the “Adviser”), Wells Fargo Disciplined Value Portfolio is sub-advised by Wells Capital Management, Inc. (“Wells”) and Pioneer Mid Cap Value Portfolio is sub-advised by Pioneer Investment Management Inc. (“Pioneer”);

•                  Pioneer Mid Cap Value Portfolio is the larger Portfolio (approximately $1.01 billion in net assets compared to $222.3 million in net assets for Wells Fargo Disciplined Value Portfolio, as of December 31, 2007);

•                  Wells Fargo Disciplined Value Portfolio has a longer record of performance than Pioneer Mid Cap Portfolio, which was organized on April 29, 2005;

•                  As a result of the Reorganization, the gross and net expenses for all classes of the Portfolios will not change; and pending shareholder approval of the Reorganization, DSL will extend the term of the current expense limitation agreement with Pioneer Mid Cap Value Portfolio through May 1, 2011;

•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemption of shares;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD”);

•                  In connection with the Reorganization, both Portfolios may engage in a variety of transition management techniques, which include the sale and purchase of certain portfolio securities, to facilitate the portfolio transition process.  Such portfolio transitioning would result in increased transaction costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither Wells Fargo Disciplined Value Portfolio nor its shareholders, nor Pioneer Mid Cap Value Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Prior to the Closing Date, Wells Fargo Disciplined Value Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of December 31, 2007, are as follows:

	ADV Class	Class S	Class S2

Gross Expenses Before the Reorganization:

Wells Fargo Disciplined Value Portfolio	1.39%	0.89%	1.14%

Pioneer Mid Cap Value Portfolio	1.39%	0.89%	1.14%

	ADV Class		Class S		Class S2

Net Expenses Before the Reorganization (After Fee Waiver)

Wells Fargo Disciplined Value Portfolio	1.24	%(1)	0.89%		1.04	%(2)

Pioneer Mid Cap Value Portfolio	1.24	%(1)(3)	0.89	%(3)	1.04	%(2)(3)

	ADV Class		Class S		Class S2

After the Reorganization: Pioneer Mid Cap Value Portfolio Pro Forma

Gross estimated expenses of Pioneer Mid Cap Value Portfolio	1.39%		0.89%		1.14%

Net estimated expenses of Pioneer Mid Cap Value Portfolio	1.24	%(4)	0.89	%(4)	1.04	%(4)

(1)          IFD has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the   Portfolios, so that the actual fee paid by the Portfolios is an annual rate of 0.35%.  Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2009.  There is no guarantee that this waiver will continue after this date.

(2)          IFD has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolios,   so that the actual fee paid by the Portfolios is an annual rate of 0.15%.  Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2009.  There is no guarantee that this waiver will continue after this date.

(3)          DSL, the Adviser, has entered into a written expense limitation agreement with Pioneer Mid Cap Value Portfolio, under which it will limit expenses of the Portfolio, excluding taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if applicable, subject to possible recoupment by DSL within three years.  This expense limitation agreement will continue through at least May 1, 2009.  This expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. Pursuant to the expense limitation agreement between the Adviser and Pioneer Mid Cap Value Portfolio, the expense limits for Pioneer Mid Cap Value Portfolio are 1.25%, 0.90% and 1.05% for ADV Class, Class S and Class S2 shares, respectively.

(4)          In connection with the Reorganization, pending shareholder approval, DSL will extend the term of the current expense limitation agreement with Pioneer Mid Cap Value Portfolio through May 1, 2011.  There is no guarantee that the expense limit will continue after this date.

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of 30% of outstanding shares present in person or by proxy shall constitute a quorum at the meeting.  A majority of the shareholders present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF WELLS FARGO DISCIPLINED VALUE PORTFOLIO APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between Wells Fargo Disciplined Value Portfolio and Pioneer Mid Cap Value Portfolio:

	Wells Fargo Disciplined Value Portfolio	Pioneer Mid Cap Value Portfolio

Investment Objective	Long-term capital growth. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.	Capital appreciation. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•                  The Portfolio invests in companies that the sub-adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The sub-adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices.

•                  The Portfolio generally invests in securities of mid-sized companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the sub-adviser believes more attractive value opportunities exist.

•                  The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

•                  The Portfolio also may invest up to 25% of its assets in foreign securities.

•                  In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

•                  The Portfolio may also invest in other investment companies to the extent permitted under the 1940 Act and the rules and regulations thereunder.

•                  The sub-adviser may sell securities for a variety of reasons, such as to secure

•                  The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-size companies. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy. The sub-adviser defines mid-size companies as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap® Value Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes with market conditions and the composition of the index.

•                  The equity securities in which the Portfolio invests are common stocks, preferred stocks, depositary receipts, convertible debt and equity interests in real estate investment trusts (“REITs”).

•                  The Portfolio may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.

•                  The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder.

Wells Fargo Disciplined Value Portfolio	Pioneer Mid Cap Value Portfolio

gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•                  The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•                  The sub-adviser uses a value approach to select the Portfolio’s investments. Using this investment style, the Portfolio seeks securities believed by the sub-adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The sub-adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. In making that assessment, the sub-adviser employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The sub-adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The sub-adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies.

•                  Factors the sub-adviser looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods; estimated private market value in excess of current stock price (private market value is the price an independent investor would pay to own the entire company); and issuer’s industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

•                  The sub-adviser may sell securities for a variety of reasons, such as to secure

	Wells Fargo Disciplined Value Portfolio	Pioneer Mid Cap Value Portfolio

gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•                  The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Investment Adviser	DSL	DSL

Sub-Adviser	Wells	Pioneer

Portfolio Manager(s)	Robert J. Costomiris	Timothy D. Horan and J. Rodman Wright

As you can see from the chart, both Portfolios have similar investment objectives.  Both Portfolios are value-oriented and emphasize investments in securities of mid-sized companies.  However, unlike Wells Fargo Disciplined Value Portfolio, Pioneer Mid Cap Value Portfolio may, as a principal strategy, invest in depositary receipts, convertible debt and equity interests in REITs.  Wells Fargo Disciplined Value Portfolio may also invest in securities of small- and large-sized companies as a principal strategy, while Pioneer Mid Cap Value Portfolio’s 80% policy limits its ability to implement a similar strategy to the same extent.    Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the characteristics of the Portfolios.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Portfolios as of December 31, 2007:

	Wells Fargo Disciplined Value Portfolio		Pioneer Mid Cap Value Portfolio

Net Assets	$ 222,266,094		$ 1,013,260,787

Number of Holdings	69		79

Portfolio Turnover Rate	106%		65%

Average market capitalization(1) of companies in the Portfolio	$9,781,491,892		$12,182,867,057

Market Capitalization range of companies in the Portfolio Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	48.2%		45.6%

Holdings in companies with market capitalizations between $10 billion and $billion (as a % of market value*)	41.3%		51.0%

Holdings in companies with market capitalizations less than $1 billion (as a % of market value*)	4.0%		1.2%

Top 5 Industries (as % of net assets)	Food	25.3%	Electric	8.8%
	Banks	9.4%	Insurance	7.6%
	Semiconductors	8.8%	Computers	7.5%
	Insurance	7.1%	Oil & Gas	5.5%
	Software	6.3%	Food	4.3%

U.S. Equity Securities (as a % of market value*)	$ 201,918,339	93.5%	$ 951,706,738	97.8%

Foreign Securities (as a % of market value*)	$ 14,070,741	6.5%	$21,623,668	2.2%

Top 10 Holdings (as a % of net assets)	Del Monte Foods Co.	4.9%	UnumProvident Corp.	3.1%
	Waste Management, Inc.	4.8%	Loews Corp.	2.2%
	Kroger Co.	4.6%	Interpublic Group of Cos., Inc.	2.0%
	WM Wrigley Jr. Co.	4.5%	Hess Corp.	1.9%
	Molex, Inc.	3.9%	Kroger Co.	1.9%
	Marsh & McLennan Cos., Inc.	3.8%	Aetna, Inc.	1.9%
	Electronic Arts, Inc.	3.8%	Laboratory Corp. of America Holdings	1.8%

Tootsie Roll Industries, Inc.	3.7%	Viacom - Class B	1.8%
Maxim Integrated Products	3.4%	Edison International	1.8%
ConAgra Foods, Inc.	3.2%	Legg Mason, Inc.	1.7%

*                                         Excluding fixed-income securities and short-term investments.

(1)                                  For U.S. equities only.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because of the similarities between the investment objectives and strategies of the Portfolios, many of the risks of investing in Wells Fargo Disciplined Value Portfolio are the same as the risks of investing in Pioneer Mid Cap Value Portfolio.  The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in a Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios, as disclosed in each Portfolio’s prospectus.  The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Call Risk.  Both Portfolios are subject to equity securities risk. During periods of falling interest rates, a bond issuer may “call,” or repay, its high yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Debt Securities Risk.  Both Portfolios are subject to debt securities risk.  The value of debt securities may fall when interest rates rise.  Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.  In addition, debt securities, such as bonds, involve credit risk as described above.  These securities are also subject to interest rate risk.  This is the risk that the value of the security may fall when interest rates rise.  In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Equity Securities Risk.  Both Portfolios are subject to equity securities risk.  Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities.  Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate.  Even investment in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions.  Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk.  Both Portfolios are subject to foreign investment risk.  Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments.  Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions.  In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.  American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S.

Inability to Sell Securities Risk.  Both Portfolios are subject to inability to sell securities risk.  Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

Manager Risk.  Both Portfolios are subject to manager risk. A sub-adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio’s objective. A sub-adviser could do a poor job in executing an investment strategy. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio’s principal investment strategy. For example, if market conditions warrant, portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolio and cause it to miss investment opportunities.  Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Market and Company Risk.  Both Portfolios are subject to market and company risk.  The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses.  Stock prices in general may decline over short or even extended periods.  The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.  Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk.  Both Portfolios are subject to market capitalization risk. Stocks fall into three broad market capitalization categories – large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than the Portfolio that invests in larger, fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small- or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Mid-Capitalization Company Risk.  Both Portfolios are subject to mid-capitalization company risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Other Investment Companies Risk.  Both Portfolios are subject to other investment companies risk.  Each Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Securities Lending Risk.  Both Portfolios are subject to securities lending risk. Each Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities.  A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.  These events could trigger adverse tax consequences to a Portfolio.  Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in a Portfolio.  When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and a Portfolio could incur losses in connection with the investment of such cash collateral.

Value Investing Risk.  Both Portfolios are subject to value investing risk. Each Portfolio may invest in “value” stocks.  A Portfolio’s sub-adviser may be wrong in its assessment of a company’s value and the stocks the Portfolio holds may not reach what the sub-adviser believes are their full values.  A particular risk of a Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced.  Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.  The market may not favor value-oriented stocks and may not favor equities at all.  During these periods, a Portfolio’s relative performance may suffer.

Sector Risk.  Wells Fargo Disciplined Value Portfolio is subject to sector risk.  A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio’s assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

Small-Capitalization Company Risk. Wells Fargo Disciplined Value Portfolio is subject to small-capitalization company risk.  Investment in securities of small companies may entail greater risk than investments in larger, more established companies.  Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Convertible Securities Risk.  Pioneer Mid Cap Value Portfolio is subject to convertible securities risk.  The value of convertible securities may fall when interest rates rise and increase when interest rates fall.  Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities.  Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.  The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Depositary Receipts Risk.  Pioneer Mid Cap Value Portfolio is subject to depositary receipts risk. The Portfolio may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk.  Pioneer Mid Cap Value Portfolio is subject to derivatives risk.  The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio’s investment objective. Pioneer Mid Cap Value Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency.  Pioneer Mid Cap Value Portfolio’s use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index.  Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.  Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument.  A risk of using derivatives is that the sub-adviser might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivatives.

Real Estate Investment Trusts (“REITs”) Risk.  Pioneer Mid Cap Value Portfolio is subject to REITs risk.  The Portfolio may invest in REITs.  Investing in REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio.  The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period.

The bar chart shows the performance of Wells Fargo Disciplined Value Portfolio’s Class S for each year since inception.  ADV Class and Class S2 shares will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare Wells Fargo Disciplined Value Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Wells Fargo Disciplined Value Portfolio

Calendar Year-by-Year Returns% (1) (2)

(1)

These figures are for the year ended December 31 of each year.  They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)

During the period shown in the chart, the Portfolio’s best quarterly performance was 18.00% for the 2nd quarter of 2003, and the Portfolio’s worst quarterly performance was (18.38)% for the 2nd quarter of 2002.

Comparison of Portfolio Performance

The bar chart shows the performance of Pioneer Mid Cap Value Portfolio’s Class S for each year since inception.  ADV Class and Class S2 shares will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare Pioneer Mid Cap Value Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Pioneer Mid Cap Value Portfolio

Calendar Year-by-Year Returns% (1) (2)(3)

(1)

These figures are for the year ended December 31 of each year.  They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	Class S shares commenced operations on April 29, 2005.

(3)

During the period shown in the chart, the Portfolio’s best quarterly performance was 8.25% for the 2nd quarter of 2007, and the Portfolio’s worst quarterly performance was (5.45)% for the 4th quarter of 2007.

Average Annual Total Return

(For the periods ended December 31, 2007)

Wells Fargo Disciplined Value Portfolio(1)	1 Year	5 Years		10 Years
		(Or life of Class)		(Or life of Class)
ADV Class Return	(4.14)%	4.44	%(2)	N/A
Russell Mid Cap Value® Index(3)	(1.42)%	6.18	%(4)	N/A

Class S Return	(3.74)%	11.60%		2.41%
Russell Mid Cap Value® Index(3)	(1.42)%	17.92%		10.18%

Class S2 Return	(3.90)%	11.44%		10.47	%(5)
Russell Mid Cap Value® Index(3)	(1.42)%	17.92%		15.88	%(6)

Pioneer Mid CapValue Portfolio	1 Year	5 Years		10 Years
		(Or life of Class)		(Or life of Class)
ADV Class Return	4.91%	4.88	%(7)	N/A
Russell Mid Cap Value® Index(3)	(1.42)%	(1.42	)%(8)	N/A

Class S Return	5.52%	10.40	%(9)	N/A
Russell Mid Cap Value® Index(3)	(1.42)%	12.24	%(10)	N/A

Class S2 Return	5.25%	5.22	%(7)	N/A
Russell Mid Cap Value® Index(3)	(1.42)%	(1.42	)%(8)	N/A

(1)	No performance information for Class I of Wells Fargo Disciplined Value Portfolio is shown because Class I was dissolved on March 31, 2008.
(2)	ADV Class shares of Wells Fargo Disciplined Value Portfolio commenced operations on August 24, 2006.
(3)	The Russell Mid Cap Value® Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower than forecasted growth values.
(4)	The index returns for ADV Class of Wells Fargo Disciplined Value Portfolio are for the period beginning September 1, 2006.
(5)	Class S2 shares of Wells Fargo Disciplined Value Portfolio commenced operations on September 9, 2002.
(6)	The index returns for Class S2 of Wells Fargo Disciplined Value Portfolio are for the period beginning September 1, 2002.
(7)	ADV Class and Class S2 shares of Pioneer Mid Cap Value Portfolio commenced operations on December 29, 2006.
(8)	The index returns for ADV Class and Class S2 of Pioneer Mid Cap Value Portfolio is for the period beginning January 1, 2007.
(9)	Class S shares of Pioneer Mid Cap Value Portfolio commenced operations on April 29, 2005.
(10)	The index returns for Class S of Pioneer Mid Cap Value Portfolio are for the period beginning May 1, 2005.

Additional information regarding Pioneer Mid Cap Value Portfolio is included in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios.  For further information on the fees and expenses of Pioneer Mid Cap Value Portfolio, see “Appendix B: Additional Information Regarding ING Pioneer Mid Cap Value Portfolio.”

Management Fees

Each Portfolio pays DSL, its investment adviser, a management fee, payable monthly, based on the average daily net assets of the Portfolio.  The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Management Fees
Portfolio	(as a % of Net Assets)

Wells Fargo Disciplined Value Portfolio(1) (2)

0.75% on the first $750 million of the Portfolios’ combined average daily net assets; 0.70% on the next $1.25 billion of the Portfolios’ combined average daily net assets; 0.65% on the next $1.5 billion of the Portfolios’ combined average daily net assets; and 0.60% on the Portfolios’ average daily net assets in excess of $3.5 billion.

Pioneer Mid Cap Value Portfolio(2)	0.64% of the Portfolio’s average daily net assets

(1)	Wells Fargo Disciplined Value Portfolio’s fees are based on the aggregated net assets of six Portfolios, of which five are not part of this Prospectus.

(2)

The management agreement between ING Investors Trust and its Adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios’ business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

If the Reorganization is approved by shareholders, Pioneer Mid Cap Value Portfolio will continue to pay the same management fee currently in place.  For more information regarding the management fees for each Portfolio, please see the SAI of the Portfolios dated April 28, 2008.

Sub-Adviser Fees

DSL, the investment adviser to the Portfolios, pays Wells, the sub-adviser to Wells Fargo Disciplined Value Portfolio, and Pioneer, the sub-adviser to Pioneer Mid Cap Value Portfolio, a sub-advisory fee, payable monthly, based on the average daily net assets of each respective Portfolio.  The following table shows the aggregate annual sub-advisory fee paid by DSL to each sub-adviser, as a percentage of each respective Portfolio’s average daily net assets:

Sub-Adviser Fees
Portfolio	(as a % of Net Assets)

Wells Fargo Disciplined Value Portfolio

0.55% on first $50 million of the Portfolio’s average daily net assets;

0.50% on next $50 million of the Portfolio’s average daily net assets;

0.45% on next $200 million of the Portfolio’s average daily net assets; and

0.40% of the Portfolio’s average daily net assets in access of $300 million.

Pioneer Mid Cap Value Portfolio	0.35% of the Portfolio’s average daily next assets.

If the Reorganization is approved by shareholders, DSL will pay Pioneer a new sub-advisory fee for Pioneer Mid Cap Value Portfolio as follows:

Sub-Adviser Fees
Portfolio	(as a % of Net Assets)

Pioneer Mid Cap Value Portfolio (1)

0.35% on first $1 billion of the Portfolio’s average daily net assets;

0.30% on next $500 million of the Portfolio’s average daily net assets; and

0.25% of the Portfolio’s average daily net assets in access of $1.5 billion.

(1)                                Pursuant to a waiver, DSL has agreed to lower the advisory fee for Pioneer Mid Cap Value Portfolio so that the advisory fee payable to DSL will be waived in amounts equal to 50% of the savings to DSL resulting from the implementation of sub-advisory fee reductions for the period from September 6, 2008 through September 6, 2009.  There is no guarantee that these waivers will continue after these dates.  These agreements will only renew if DSL elects to renew them.

Administration Fees

The management agreement between ING Investors Trust (“IIT”), on behalf of the Portfolios, and DSL, its Adviser, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios’ business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.   As such, there are no separate administration fees for the Portfolios.

Distribution and Service Fees

The ADV Class, Class S and Class S2 shares of each Portfolio pay the distribution (12b-1) and/or shareholder servicing fees as described in the table entitled “Annual Portfolio Operating Expenses” below.  Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.

Expense Limitation Arrangements

DSL has entered into a written expense agreement with IIT, on behalf of Pioneer Mid Cap Value Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if applicable, subject to possible recoupment by DSL within three years.  The expense limits will continue through at least May 1, 2009.  The expense limitation agreement is contractual and shall renew automatically for one-year terms, unless DSL provides written notice of termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.

In connection with the Reorganization, pending shareholder approval, DSL will extend the written expense limitation agreement with Pioneer Mid Cap Value Portfolio through May 1, 2011. There is no guarantee that the expense limit will continue after this date.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or under your Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Wells Fargo Disciplined Value Portfolio	Pioneer Mid Cap Value Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

Neither Wells Fargo Disciplined Value Portfolio nor Pioneer Mid Cap Value Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table.  Expenses are based upon the operating expenses incurred by the Portfolios for the year ended December 31, 2007.  Pro forma fees show estimated fees of Pioneer Mid Cap Value Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes.  Pro forma numbers are estimated in good faith and are hypothetical.  Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses

As of December 31, 2007(1)(2)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Management Fee	Distribution (12b-1) and Shareholder Servicing Fees		Admin. Services Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment(5)		Net Expenses

ADV Class

Wells Fargo Disciplined Value Portfolio (3)	0.64%	0.75	%(4)	0.00%	0.00%	—	1.39%	(0.15	)%(4)	1.24%

Pioneer Mid Cap Value Portfolio(3)	0.64%	0.75	%(4)	0.00%	0.00%	—	1.39%	(0.15	)%(4)	1.24%

Pioneer Mid Cap Value Portfolio (3) (Surviving Fund After the Reorganization) (Estimated Pro Forma) (Unaudited)	0.64%	0.75	%(4)	0.00%	0.00%	—	1.39%	(0.15	)%(4)	1.24%

Class S

Wells Fargo Disciplined Value Portfolio(3)	0.64%	0.25%		0.00%	0.00%	—	0.89%	—		0.89%

Pioneer Mid Cap Value Portfolio(3)	0.64%	0.25%		0.00%	0.00%	—	0.89%	—		0.89%

Pioneer Mid Cap Value Portfolio(3) (Surviving Fund After the Reorganization) (Estimated Pro Forma) (Unaudited)	0.64%	0.25%		0.00%	0.00%	—	0.89%	—		0.89%

Class S2

Wells Fargo Disciplined Value Portfolio	0.64%	0.50	%(6)	0.00%	0.00%	—	1.14%	(0.10	)%(6)	1.04%

Pioneer Mid Cap Value Portfolio(3)	0.64%	0.50	%(6)	0.00%	0.00%	—	1.14%	(0.10	)%(6)	1.04%

Pioneer Mid Cap Value Portfolio(3) (Surviving Fund After the Reorganization) (Estimated Pro Forma) (Unaudited)	0.64%	0.50	%(6)	0.00%	0.00%	—	1.14%	(0.10	)%(6)	1.04%

(1)

The fiscal year end for each Portfolio is December 31.  This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets.  These ratios are based on each Portfolio’s actual operating expenses as of December 31, 2007, as adjusted for contractual changes and waivers, if any.

(2)	Annual portfolio operating expenses for Class I of Wells Fargo Disciplined Value Portfolio is not shown because Class I was dissolved on March 31, 2008.

(3)

The management agreement between IIT and DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio and pays for the services and information necessary to the proper conduct of the Portfolios’ business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

(4)

IFD has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.35%.  Absent this waiver, the distribution fee is 0.50% of net assets.  The expense waiver will continue through at least May 1, 2009.  There is no guarantee that this waiver will continue after this date.

(5)

DSL has entered into written expense limitation agreements with Pioneer Mid Cap Value Portfolio, under which it will limit expenses of the Portfolio, excluding taxes, brokerage commissions, extraordinary expenses and underlying fund fees and expenses, if applicable, subject to possible recoupment by DSL within three years.  The expense limitation agreements will continue through at least May 1, 2009.  Pending shareholders approval of the Reorganization, DSL will extend the term of the current expense limitation agreement with Pioneer MidCap Value Portfolio through May 1, 2011.  The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of an expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

(6)

IFD has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%.  Absent this waiver, the distribution fee is 0.25% of net assets.  The expense waiver will continue through at least May 1, 2009.  There is no guarantee that this waiver will continue after this date.

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio.  The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	Wells Fargo Disciplined Value Portfolio(1)				Pioneer Mid Cap Value Portfolio(2)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ADV Class	$126	$425	$746	$1,656	$126	$425	$746	$1,656
Class S	$91	$284	$493	$1,096	$91	$284	$493	$1,096
Class S2	$106	$352	$618	$1,377	$106	$352	$618	$1,377

	Estimated Pioneer Mid Cap Value Portfolio Pro Forma: the Portfolios Combined(3)
	1 Year	3 Years	5 Years	10 Years
ADV Class	$126	$396	$717	$1,629
Class S	$91	$284	$496	$1,096
Class S2	$106	$333	$599	$1,360

(1)                 Examples are not shown for Class I of Wells Fargo Disciplined Value Portfolio because Class I was dissolved on March 31, 2008.

(2)                  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

(3)                The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first two years of the three-, five-, and ten-year periods.

Portfolio Transitioning

If the Reorganization is approved by shareholders, the Adviser or sub-adviser to Wells Fargo Disciplined Value Portfolio may sell a portion of the Portfolio’s holdings shortly prior to the Closing Date to transition its portfolio holdings to Pioneer Mid Cap Value Portfolio.  The proceeds of such sales may be held in temporary investments or invested in assets that Pioneer Mid Cap Value Portfolio may hold or wish to hold.  After the Closing Date, the sub-adviser to Pioneer Mid Cap Value Portfolio may also sell portfolio securities that it acquired from Wells Fargo Disciplined Value Portfolio, and Pioneer Mid Cap Value Portfolio may not be immediately fully invested in accordance with its strategies.  Both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and ETFs, and enter into and close futures contracts or other derivative transactions.  During the transition period, Wells Fargo Disciplined Value Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  Furthermore, such sales and purchases may be made at a disadvantageous time, would result in increased transactional costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios.

Key Differences in the Rights of Wells Fargo Disciplined Value Portfolio’s Shareholders and Pioneer Mid Cap Value Portfolio’s Shareholders

Each Portfolio is organized as series of IIT, a Massachusetts business trust and is governed by the same Declaration of Trust and Bylaws.  Therefore, there are no key differences in the rights of shareholders of the Portfolios.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Wells Fargo Disciplined Value Portfolio in exchange for shares of beneficial interest of Pioneer Mid Cap Value Portfolio and the assumption by Pioneer Mid Cap Value Portfolio of Wells Fargo Disciplined Value Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of Pioneer Mid Cap Value Portfolio to shareholders of Wells Fargo Disciplined Value Portfolio, as provided for in the Reorganization Agreement.  Wells Fargo Disciplined Value Portfolio will then be liquidated.

Each shareholder of ADV Class, Class S and Class S2 shares of Wells Fargo Disciplined Value Portfolio will hold, immediately after the Closing Date, the corresponding share class of Pioneer Mid Cap Value Portfolio having an aggregate value equal to the aggregate value of the shares of Wells Fargo Disciplined Value Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of Pioneer Mid Cap Value Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Wells Fargo Disciplined Value Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  DSL also believes that the reorganizations may benefit portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The proposed Reorganization was presented for consideration to the Board of the Portfolios at a meeting held on March 27, 2008.  The Board, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) of such Portfolio, determined that the interests of the shareholders of each Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Portfolios and their shareholders.

The Reorganization will allow Wells Fargo Disciplined Value Portfolio’s shareholders to continue to participate in a professionally managed portfolio that seeks capital appreciation.

Board Considerations

The Board of Trustees of Wells Fargo Disciplined Value Portfolio, in recommending the proposed Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  the potential benefits of the proposed Reorganization to Wells Fargo Disciplined Value Portfolio’s shareholders;

•                  the expense ratios and information regarding fees and expenses of Wells Fargo Disciplined Value Portfolio and Pioneer Mid Cap Value Portfolio, including that the gross and net expenses for all classes of the Portfolios will not change as a result of the Reorganization, and pending shareholder approval of the Reorganization, DSL will extend the term of the current expense limitation agreement with Pioneer Mid Cap Value Portfolio through May 1, 2011;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts) or the interests of Variable Contract Owners or Plan Participants;

•                  the comparability of investment objectives, policies, restrictions, management and portfolio holdings of the Portfolios, including that the Portfolios have similar investment objectives;

•                  the relative investment performance of the Portfolios;

•                  the direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the proposed Reorganization;

•                  that if the Reorganization is approved by shareholders, both Portfolios may engage in certain portfolio transitioning before and after the Closing Date as described more fully in “Portfolio Transitioning” on page [  ]; and

•                  the future potential benefits that may be realized by DSL, the Adviser to each Portfolio, in that its costs to manage Pioneer Mid Cap Value Portfolio after the Reorganization are expected to be less than its costs to manage both Portfolios prior to the Reorganization.

The Board of Trustees of Wells Fargo Disciplined Value Portfolio recommends that shareholders approve the Reorganization with Pioneer Mid Cap Value Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, pursuant to this treatment, neither Wells Fargo Disciplined Value Portfolio nor its shareholders, nor Pioneer Mid Cap Value Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, Wells Fargo Disciplined Value Portfolio will pay to the Separate Accounts of  Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

Expenses of the Reorganization

The expenses relating to the proposed Reorganization will be borne solely by DSL or an affiliate.  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Future Allocation of Premiums

Shares of Wells Fargo Disciplined Value Portfolio have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to the Wells Fargo Disciplined Value Portfolio will be allocated to Pioneer Mid Cap Value Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Both Wells Fargo Disciplined Value Portfolio and Pioneer Mid Cap Value Portfolio are organized as separate series of  IIT, an open-end management investment company organized as a Massachusetts business trust.  IIT is governed by a Board of Trustees consisting of ten members.  For more information on the history of IIT, see the SAI of the Portfolios.

Adviser

DSL, a Delaware limited liability company, serves as the Adviser to each Portfolio.  DSL has overall responsibility for the management of each Portfolio.  DSL provides or oversees all investment advisory and portfolio management services for, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.  DSL is registered with the SEC as an investment adviser and is registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.  As of December 31, 2007, DSL managed over $47.4 billion in registered investment company assets.  DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL is an indirect, wholly owned subsidiary of ING Groep N.V. (“ING Groep”).  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

DSL has engaged Wells and Pioneer as sub-advisers to Wells Fargo Disciplined Value Portfolio and Pioneer Mid Cap Value Portfolio, respectively, to provide the day-to-day management of each respective Portfolio.  DSL is responsible for monitoring the investment programs and performance of each sub-adviser with respect to each respective Portfolio.  Under the terms of each sub-advisory agreement, the agreement can be terminated by either a Portfolio’s Board or DSL.  In the event a sub-advisory agreement is terminated, a sub-adviser may be replaced subject to any regulatory requirements, or DSL may assume day-to-day investment management of the Portfolio.

DSL has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Portfolio’s assets and the purchase and sale of portfolio securities.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to the Portfolios’ annual reports for the fiscal year ended December 31, 2007.

Distributor

IFD serves as principal underwriter and the distributor for the Portfolios. IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of FINRA.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. (“DSI”), the predecessor to DSL, to IFD.  As a result of this transfer, IFD assumed all contractual obligations and became the sole distributor for the Portfolios.

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends, Distributions and Taxes

Each Portfolio distributes to Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the Participating Insurance Company’s Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by Wells Fargo Disciplined Value Portfolio’s shareholders, then as soon as practicable before the Closing Date, Wells Fargo Disciplined Value Portfolio will pay Participating  Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2007, and on a pro forma basis as of December 31, 2007, giving effect to the Reorganization:

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Wells Fargo Disciplined Value Portfolio
ADV Class	$44,511	$16.75	2,657
Class I(1)	$1,055	$16.90	62
Class S	$218,087,962	$16.93	12,884,908
Class S2	$4,132,566	$16.83	245,517

Pioneer Mid Cap Value Portfolio
ADV Class	$1,016	$12.22	83
Class I	$356,456,957	$12.37	28,811,175
Class S	$656,801,795	$12.32	53,299,296
Class S2	$1,019	$12.26	83

Pro Forma – Pioneer Mid Cap Value Portfolio including Wells Fargo Disciplined Value Portfolio(2)
ADV Class	$45,527	$12.22	3,726
Class I	$356,458,012	$12.37	28,816,331
Class S	$874,889,757	$12.32	71,013,779
Class S2	$4,133,585	$12.26	337,160

(1)        Class I of Wells Fargo Disciplined Value Portfolio was dissolved on March 31, 2008. However, for the purposes of this capitalization table, Class I is shown merging into Class I of Pioneer Mid Cap Value Portfolio.

(2)          Reflects new shares issued, net of retired shares of Wells Fargo Disciplined Value Portfolio of 986, 5,094, 4,829,575 and 91,560 for Class ADV, Class I, Class S and Class S2, respectively.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about June 4, 2008.  In addition to the solicitation of proxies by mail, employees of DSL and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Shareholder Services toll-free at 1-800-366-0066.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Wells Fargo Disciplined Value Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Wells Fargo Disciplined Value Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote Wells Fargo Disciplined Value Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

Each shareholder of Wells Fargo Disciplined Value Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of Wells Fargo Disciplined Value Portfolio at the close of business on May 1, 2008 (the “Record Date”) will be entitled to be present and give voting instructions for Wells Fargo Disciplined Value Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on July 28, 2008.  As of the Record Date, the following shares of beneficial interest of Wells Fargo Disciplined Value Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV Class
Class S
Class S2
Total

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of 30% of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. A majority of the shareholders present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed.   If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

[To the knowledge of DSL, as of May 1, 2008, no current Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.]

Appendix C hereto lists the persons that, as of May 1, 2008, owned beneficially or of record 5% or more of the outstanding shares of any Class of Wells Fargo Disciplined Value Portfolio or Pioneer Mid Cap Value Portfolio.

Other Matters to Come Before the Special Meeting

Wells Fargo Disciplined Value Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Wells Fargo Disciplined Value Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Wells Fargo Disciplined Value Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

June 4, 2008
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this        day of               , 2008, by ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“ING Investors”), on behalf of ING Pioneer Mid Cap Value Portfolio (the “Acquiring Portfolio”) and ING Wells Fargo Disciplined Value Portfolio (the “Acquired Portfolio”), each a separate series of ING Investors.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Adviser Class (“ADV Class”), Service Class (“Class S”) and Service 2 Class (“Class S2”) voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of ING Investors has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of ING Investors has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.          Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional ADV Class, Class S and Class S2 Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2 and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by ING Investors, on behalf of the Acquired Portfolio, to ING Investors, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its ADV Class, Class S and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1and (ii) will completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of ADV Class, Class S and Class S2 Acquiring Portfolio Shares to be so credited to ADV Class, Class S and Class S2 Acquired Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding ADV Class, Class S and Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in ADV Class, Class S and Class S2 shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the ADV Class, Class S, and Class S2 Acquiring Portfolio Shares in connection with such exchange.

1.5.          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.            VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.          The net asset value of a ADV Class, Class S and Class S2 Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.          The number of the ADV Class, Class S and Class S2 Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the ADV Class, Class S and Class S2 shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same class, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.            CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be September 6, 2008 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.          The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Portfolio shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding ADV Class, Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of

Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.            REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of ING Investors, ING Investors, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio as follows:

(a)       The Acquired Portfolio is duly organized as a series of ING Investors, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under ING Investors’ Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       ING Investors is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)        The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Investors’ Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Investors, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Investors, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by ING Investors, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  ING Investors, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)        The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2007 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)        Since December 31, 2007, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)        For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)      All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of ING Investors, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this

Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)       The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)       The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of ING Investors, ING Investors, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio as follows:

(a)       The Acquiring Portfolio is duly organized as a series of ING Investors, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under ING Investors’ Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       ING Investors is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used since inception to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)        The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Investors’ Declaration of Trust or

By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Investors, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Investors, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)       Except as otherwise disclosed in writing to and accepted by ING Investors, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against ING Investors, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  ING Investors, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)       The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2007 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)        Since December 31, 2007, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)       For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)        All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by ING Investors and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)      The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of ING Investors, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       The ADV Class, Class S and Class S2 Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)       The information to be furnished by ING Investors for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)       That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                     COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.          The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Portfolio covenants that the ADV Class, Class S and Class S2 Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the

“Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the ADV Class, Class S and Class S2 Acquiring Portfolio Shares received at the Closing.

5.8.          The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          ING Investors, on behalf of the Acquired Portfolio, covenants that ING Investors will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as ING Investors, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) ING Investors’, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder, and (b) ING Investors’, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of ING Investors, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at ING Investors’ election, to the performance by ING Investors, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of ING Investors, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          ING Investors, on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of ING Investors, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

6.3.          ING Investors, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Investors, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of ING Investors, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at ING Investors’ election, to the performance by ING Investors, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of ING Investors, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          ING Investors shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of ING Investors;

7.3.          ING Investors, on behalf of the Acquired Portfolio shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of ING Investors, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Portfolio shall reasonably request;

7.4.          ING Investors, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Investors, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to ING Investors, on behalf of the Acquired Portfolio, or ING Investors, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of ING Investors’ Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio.  Notwithstanding anything herein to the contrary, neither ING Investors, on behalf of the Acquiring Portfolio, nor ING Investors, on behalf of the Acquired Portfolio may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by ING Investors to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to ING Investors substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of ING Investors.  Notwithstanding anything herein to the contrary, neither the Acquiring Portfolio nor the Acquired Portfolio may waive the condition set forth in this paragraph 8.5.

9.                     BROKERAGE FEES AND EXPENSES

9.1.          ING Investors, on behalf of the Acquired Portfolio and on behalf of the Acquiring Portfolio, represents and warrants other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser).  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.         ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        ING Investors has not made any representation, warranty or covenant, on behalf of either the Acquired Portfolio or the Acquiring Portfolio, as the case may be, not set forth herein and that this Agreement constitutes the entire agreement between the Acquiring Portfolio and Acquired Portfolio with respect to this Reorganization.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.          TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before March 31, 2009, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.          AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of ING Investors; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by ING Investors pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the ADV Class, Class S and Class S2 Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.          NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Investors Trust

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz.

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of ING Investors personally, but shall bind only the  property of the Acquired Portfolio or the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of ING Investors.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING INVESTORS TRUST on behalf of its
ING Wells Fargo Disciplined Value Portfolio series

By:

Name:
Title:

ING INVESTORS TRUST on behalf of its
ING Pioneer Mid Cap Value Portfolio series

By:

Name:
Title:

APPENDIX B

ADDITIONAL INFORMATION REGARDING

ING PIONEER MID CAP VALUE PORTFOLIO

(“PORTFOLIO”)

Interests of the Holders of Variable Insurance Contracts and Polices and Qualified Retirement Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans.  The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations.  The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors.  However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations.  The Board of Trustees (“Board”) monitors events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its Separate Accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.  The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading  (normally 4 p.m. Eastern time unless otherwise designated by the NYSE) (“Market Close”) on the New York Stock Exchange (“NYSE”).  The Portfolio is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on all national holidays and Good Friday.  Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated.  As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                                          Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                                          Securities of an issuer that has entered into a restructuring;

•                                          Securities whose trading has been halted or suspended;

•                                          Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•                                          Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.  When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent.  In order to receive that day’s price, the order must be received by the earlier of 4:00 p.m. Eastern time or Market Close.  The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order.  The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission (the “SEC”).

Management of the Portfolio

Adviser

Directed Services LLC, a Delaware limited liability company, serves as the adviser to the Portfolio (“DSL” or “Adviser”).  DSL has overall responsibility for the management of the Portfolio.  DSL provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

DSL is registered with the SEC as an investment adviser. DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”).  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

On December 31, 2006, an internal reorganization was undertaken in which Directed Services, Inc. (“DSI”), a former adviser to the Portfolio, was reorganized into a limited liability company and transferred so that it became a wholly owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI’s advisory contracts were assumed by DSL. As of December 31, 2007, DSL managed approximately $47.4 billion in registered investment company assets.  The principal address of DSL is 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s investment portfolio pursuant to a sub-advisory agreement.  DSL is responsible for monitoring the investment programs and performance of the sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Board.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

For more information regarding the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2007.

Sub-Adviser and Portfolio Managers

DSL has engaged Pioneer Investment Management, Inc. (“Pioneer” or “Sub-Adviser”) as Sub-Adviser to the Portfolio.  Pioneer has managed the Portfolio since April 2005.  Pioneer is a wholly owned subsidiary of UniCredito Italiano S.p.A, one of the largest banking groups in Italy.  The principal address of Pioneer is 60 State Street, Boston, Massachusetts, 02109.  As of December 31, 2007, Pioneer’s assets under management were approximately $[      ] billion worldwide.

J. Rodman Wright and Timothy Horan serve as the portfolio managers for Pioneer Mid Cap Value Portfolio.  Mr. Wright has managed the portfolio since April 2005. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988. Mr. Horan has managed the Portfolio since May 2006. He joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at State Street Research from 1998 to 2004.

The Sub-Adviser, subject to the supervision of DSL and the Board, is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies.  The Sub-Adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

DSL has overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and the Portfolio’s investment objective.

DSL pays the Sub-Adviser a fee at an annual rate based on the average daily net asset value of the Portfolio.  DSL pays the sub-advisory fee out of its advisory fee.

Additional Information Regarding Portfolio Managers

The Portfolio’s Statement of Additional Information, dated April 28, 2008, provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

Administrative Services

The Management Agreement between ING Investors Trust and DSL provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios’ business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not “interested persons” of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolio would also bear any extraordinary expenses such as litigation or indemnification expenses.

Portfolio Distribution

The Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”).  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, AZ  85258.

IFD is a member of the Financial Industry Regulatory Authority (“FINRA”).  To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

On December 31, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from DSI, the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolio.

Additional Information Regarding the Classes of Shares

Pioneer Mid Cap Value Portfolio’s shares are classified into Adviser Class (“ADV Class”), Service 2 Class (“Class S2”), Service Class (“Class S”) and Institutional Class (“Class I”).  The classes are identical except for different expenses, certain related rights and certain shareholder services.  All classes of the Portfolio have a common investment objective and investment portfolio.

Purchase and Redemptions of Shares

The Portfolio’s shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Shareholder Service Plan

IIT has entered into a Shareholder Service and Distribution Plan (“Plan”) with respect to the ADV Class of the Portfolio in accordance with Rule 12b-1 under the 1940 Act.  The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including IFD) and other financial intermediaries and plan administrators (“financial service firms”).  The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolio (a 0.25% shareholder service fee and at 0.50% distribution fee).  Over time, these fees will increase the cost of an investor’s shares and may cost investors more than paying other types of sales charges.  The ADV Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum.  The Class I shares are not subject to a shareholder servicing fee or a Rule 12b-1 distribution fee. The Class S shares are not subject to a Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.  Class S2 shares are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum.  IFD has agreed to waive a portion of the distribution fee for Class S2 shares.  The expense waiver will continue through at least May 1, 2009, but in any event, IIT will notify shareholders if it intends to pay IFD more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading.  With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on Portfolio performance.

A Portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in a Portfolio which does not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

How ING Compensates Entities Offering the Portfolio as an Investment Option in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Plan, the Portfolio’s advisers or Distributor (collectively, “ING”), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies.  The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies.  The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio.  These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is IFD.  ING Funds Distributor has entered into such agreements with non-affiliated insurance companies.  Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%.  This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. [As of April 28, 2008, the Adviser had entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.]

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company.  ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization.  These methods may take the form of cash payments to affiliates.  These methods do not impact the costs incurred when investing in the Portfolio.  Additionally, if the Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on the Portfolio if it must pay to have it sub-advised by non-affiliated entities.  Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners.  Neither the Portfolio, nor the Adviser or the Distributor are a party to these arrangements.  Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive.  Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31.  The Portfolio will send financial statements to its shareholders at least semi-annually.  An annual shareholder report containing financial statements audited by the independent registered public accountingfirm will be sent to shareholders each year.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from Pioneer Mid Cap Value Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

For a share of beneficial interest outstanding throughout each period.

	Class ADV
			December 29,
	Year Ended		2006(1) to
	December 31,		December 31,
	2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.30		12.30
Income (loss) from investment operations:
Net investment income (loss)	$0.03	*	(0.00	)**
Net realized and unrealized gain on investments	$0.64		—
Total from investment operations	$0.67		(0.00	)**
Less distributions from:
Net investment income	$0.10		—
Net realized gains on investments	$0.65		—
Total distributions	$0.75		—
Net asset value, end of period	$12.22		12.30
Total Return(2)%	4.91		—
Ratios and Supplemental Data:
Net assets, end of period (000’s)	1		1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.39		1.39
Net expense after expense waiver and prior to brokerage commission recapture(3)(4)%	1.24		1.24
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	1.24		1.24
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)(5)%	0.26		(1.24)
Portfolio turnover rate %	65		109

	Class S			Class S2
			April 29,		December 29,
			2005(1) to	Year Ended	2006(1) to
	Year Ended December 31,		December 31,	December 31,	December 31,
	2007	2006	2005	2007	2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.30	11.00	10.01	12.30	12.30
Income (loss) from investment operations:
Net investment income (loss)	$0.09	0.08	0.02	0.08	(0.00	)**
Net realized and unrealized gain on investments	$0.65	1.27	0.97	0.63	—
Total from investment operations	$0.74	1.35	0.99	0.71	(0.00	)**
Less distributions from:
Net investment income	$0.07	0.02	—	0.10	—
Net realized gains on investments	$0.65	0.03	—	0.65	—
Total distributions	$0.72	0.05	—	0.75	—
Net asset value, end of period	$12.32	12.30	11.00	12.26	12.30
Total Return(2)%	5.52	12.35	9.89	5.25	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	656,802	632,504	671,732	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.89	0.89	0.92	1.14	1.14
Net expense after expense waiver and prior to brokerage commission recapture(3)(4)%	0.89	0.89	0.92	1.04	1.04
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	0.89	0.89	0.92	1.04	1.04
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)(5)%	0.70	0.69	0.62	0.64	(1.04)
Portfolio turnover rate %	65	109	50	65	109

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

* Calculated using average number of shares outstanding throughout the period.
** Amount is more than $(0.005).

APPENDIX C

Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 1, 2008:

ING Wells Fargo Disciplined Value Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

ING Pioneer Mid Cap Value Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 1, 2008.

C-1

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PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☐

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                          To approve an Agreement and Plan of Reorganization by and between ING Wells Fargo Disciplined Value Portfolio and ING Pioneer Mid Cap Value Portfolio, providing for the reorganization of ING Wells Fargo Disciplined Value Portfolio with and into ING Pioneer Mid Cap Value Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the
Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 29, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on July 29, 2008, at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and between ING Wells Fargo Disciplined Value Portfolio and ING Pioneer Mid Cap Value Portfolio, providing for the reorganization of ING Wells Fargo Disciplined Value Portfolio with and into ING Pioneer Mid Cap Value Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING INVESTORS TRUST

Statement of Additional Information

June 4, 2008

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

ING Wells Fargo Disciplined Value Portfolio (A Series of ING Investors Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	ING Pioneer Mid Cap Value Portfolio (A Series of ING Investors Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Investors Trust (“SAI”) is available to the shareholders of ING Wells Fargo Disciplined Value Portfolio, in connection with a proposed transaction whereby all of the assets and known liabilities of ING Wells Fargo Disciplined Value Portfolio will be transferred to ING Pioneer Mid Cap Value Portfolio, each a separate series of ING Investors Trust, in exchange for shares of ING Pioneer Mid Cap Value Portfolio (the “Reorganization”).

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements; (iii) the Portfolio Manager’s Report for ING Pioneer Mid Cap Value Portfolio; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                           The SAI for ING Pioneer Mid Cap Value Portfolio and ING Wells Fargo Disciplined Value Portfolio, dated April 28, 2008, as filed on [         ] (File No. 033-23512).

2.                           The Financial Statements of ING Pioneer Mid Cap Value Portfolio and ING Wells Fargo Disciplined Value Portfolio are included in the Annual Report dated December 31, 2007, as filed on March 4, 2008 and the Semi-Annual Report, dated June 30, 2007, as filed on September 5, 2007 (File No: 811-05629).

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated June 4, 2008, relating to the Reorganization of ING Wells Fargo Disciplined Value Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This SAI should be read in conjunction with the Prospectus/Proxy Statement.

1

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and known liabilities of ING Wells Fargo Disciplined Value Portfolio will be transferred to ING Pioneer Mid Cap Value Portfolio, in exchange for shares of ING Pioneer Mid Cap Value Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2007. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2007

	ING	ING
	Wells Fargo Disciplined	Pioneer Mid Cap		Pro Forma
	Value Portfolio	Value Portfolio	Pro Forma	Combined
	(Disappearing)	(Survivor)	Adjustments	(Unaudited)
ASSETS:
Investments in securities at value+*	$215,989,080	$973,330,406		$1,189,319,486
Short-term investments at amortized cost	46,444,945	165,763,729		212,208,674
Cash	668,266	3,632,303		4,300,569
Receivables:
Investment securities sold	—	1,378,923		1,378,923
Fund shares sold	972,630	5,433,425		6,406,055
Dividends and interest	314,752	1,494,366		1,809,118
Reimbursement due from manager	—	4		4
Total assets	264,389,673	1,151,033,156		1,415,422,829

LIABILITIES:
Payable for investment securities purchased	1,254,042	2,127,105		3,381,147
Payable for fund shares redeemed	253,359	47,186		300,545
Payable upon receipt of securities loaned	40,444,962	134,903,959		175,348,921
Payable to affiliates	171,216	694,119		865,335
Total liabilities	42,123,579	137,772,369		179,895,948
NET ASSETS	$222,266,094	$1,013,260,787	$—	$1,235,526,881

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$275,070,273	$922,211,467		$1,197,281,740
Undistributed net investment income	3,120,982	7,069,556		10,190,538
Accumulated net realized gain (loss) on investments	(48,578,981)	55,771,227		7,192,246
Net unrealized appreciation of investments	(7,346,180)	28,208,537		20,862,357
NET ASSETS	$222,266,094	$1,013,260,787	$—	$1,235,526,881

+Including securities on loaned at value	$39,603,773	$131,771,206			$171,374,979
*Cost of investments in securities	$223,335,260	$945,121,869			$1,168,457,129

Class ADV:
Net assets	$44,511	$1,016			$45,527
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001			$0.001
Shares outstanding	2,657	83	986	(A)	3,726
Net asset value and redemption price per share	$16.75	$12.22			$12.22

Class I:
Net assets	$1,055	$356,456,957			$356,458,012
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001			$0.001
Shares outstanding	62	28,811,175	5,094	(A)	28,816,331
Net asset value and redemption price per share	$16.90	$12.37			$12.37

Class S:
Net assets	$218,087,962	$656,801,795			$874,889,757
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001			$0.001
Shares outstanding	12,884,908	53,299,296	4,829,575	(A)	71,013,779
Net asset value and redemption price per share	$16.93	$12.32			$12.32

Class S2:
Net assets	$4,132,566	$1,019			$4,133,585
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001			$0.001
Shares outstanding	245,517	83	91,560	(A)	337,160
Net asset value and redemption price per share	$16.83	$12.26			$12.26

(A)           Reflects new shares issued, net of retired shares of ING Wells Fargo Disciplined Value Portfolio.  Calculation: Net Assets ÷ NAV per share

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the year ended December 31, 2007

	ING Wells Fargo Disciplined Value Portfolio Portfolio (Disappearing)	ING Pioneer Mid Cap Value Portfolio Portfolio (Survivor)	Pro Forma Adjustments	Pro Forma Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,625,016	$13,802,597		$18,427,613
Interest	843,006	1,227,806		2,070,812
Securities lending income	69,241	214,906		284,147
Total investment income	5,537,263	15,245,309	—	20,782,572

EXPENSES:
Unified fees	1,716,607	5,994,250		7,710,857
Distribution fees:
Class ADV	283	11		294
Class S	661,407	1,704,096		2,365,503
Class S2	23,429	9		23,438
Trustee fees	13,720	37,585		51,305
Total expenses	2,415,446	7,735,951	—	10,151,397
Less:
Net waived and reimbursed/recouped fees	(4,743)	(3)		(4,746)
Brokerage commission recapture	—	(45,384)		(45,384)
Net expenses	2,410,703	7,690,564	—	10,101,267
Net investment income	3,126,560	7,554,745	—	10,681,305

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	22,871,366	56,792,114		79,663,480
Net change in unrealized appreciation or depreciation on investments	(33,092,722)	(29,738,467)		(62,831,189)
Net realized and unrealized loss on investments	(10,221,356)	27,053,647	—	16,832,291
Net increase (decrease) in net assets resulting from operations	$(7,094,796)	$34,608,392	$—	$27,513,596

* Foreign taxes withheld	$15,152	$—	$—	$15,152

See Accompanying Notes to Financial Statements

3

Portfolios of Investments as of December 31, 2007.

		Pro Forma (Unaudited)			ING Wells Fargo		Pro Forma (Unaudited)
	ING Pioneer Mid Cap	ING Pioneer Mid Cap			Disciplined Value	ING Pioneer Mid Cap	ING Pioneer Mid Cap
ING Wells Fargo Disciplined Value Portfolio	Value Portfolio	Value Portfolio			Portfolio	Value Portfolio	Value Portfolio

Shares						Value
COMMON STOCK:92.2%
				Advertising: 1.6%
—	2,452,306	2,452,306	@,L	Interpublic Group of Cos., Inc.	$—	$19,888,200	$19,888,200
					—	19,888,200	19,888,200

				Aerospace/Defense: 1.4%
—	159,343	159,343		L-3 Communications Holdings, Inc.	—	16,880,797	16,880,797
					—	16,880,797	16,880,797

				Agriculture: 1.8%
—	258,242	258,242		Loews Corp.	—	22,028,043	22,028,043
					—	22,028,043	22,028,043

				Airlines: 0.0%
37,600	—	37,600	@,L	US Airways Group, Inc. — NEW	553,096	—	553,096
					553,096	—	553,096

				Banks: 3.8%
61,328	—	61,328	L	Associated Banc-Corp.	1,661,376	—	1,661,376
9,434	—	9,434		Bank of New York Mellon Corp.	460,002	—	460,002
68,900	—	68,900		BB&T Corp.	2,113,163	—	2,113,163
57,400	—	57,400		Fifth Third Bancorp.	1,442,462	—	1,442,462
31,276	—	31,276	L	First Financial Bancorp.	356,546	—	356,546
—	204,971	204,971		Keycorp.	—	4,806,570	4,806,570
24,100	—	24,100		M&T Bank Corp.	1,965,837	—	1,965,837
133,700	126,376	260,076		Marshall & Ilsley Corp.	3,540,376	3,346,436	6,886,812
—	185,503	185,503		PNC Financial Services Group, Inc.	—	12,178,272	12,178,272
38,800	—	38,800	@@,L	Popular, Inc.	411,280	—	411,280
23,100	—	23,100		South Financial Group, Inc.	361,053	—	361,053
77,100	—	77,100		Synovus Financial Corp.	1,856,568	—	1,856,568
38,300	—	38,300		Webster Financial Corp.	1,224,451	—	1,224,451
135,000	—	135,000		Wilmington Trust Corp.	4,752,000	—	4,752,000
15,100	127,490	142,590	L	Zions Bancorp.	705,019	5,952,508	6,657,527
					20,850,133	26,283,786	47,133,919

				Beverages: 2.1%
—	136,900	136,900		Anheuser-Busch Cos., Inc.	—	7,165,346	7,165,346
220,800	—	220,800		Coca-Cola Enterprises, Inc.	5,747,424	—	5,747,424
—	248,498	248,498	L	Molson Coors Brewing Co.	—	12,827,467	12,827,467
					5,747,424	19,992,813	25,740,237

				Biotechnology: 0.0%
1,300	—	1,300	@,L	PDL BioPharma, Inc.	22,776	—	22,776
					22,776	—	22,776

				Chemicals: 2.0%
—	97,288	97,288		Air Products & Chemicals, Inc.	—	9,595,515	9,595,515
19,400	—	19,400		Hercules, Inc.	375,390	—	375,390
—	299,863	299,863		International Flavors & Fragrances, Inc.	—	14,432,406	14,432,406
					375,390	24,027,921	24,403,311

				Commercial Services: 1.9%
15,100	—	15,100	@,L	Apollo Group, Inc. — Class A	1,059,265	—	1,059,265
10,500	—	10,500	@,L	BearingPoint, Inc.	29,715	—	29,715
195,700	—	195,700	@,L	Corinthian Colleges, Inc.	3,013,780	—	3,013,780
—	444,500	444,500	L	Equifax, Inc.	—	16,162,020	16,162,020
86,900	—	86,900	@,L	Monster Worldwide, Inc.	2,815,560	—	2,815,560
					6,918,320	16,162,020	23,080,340

4

				Computers: 6.3%
—	302,768	302,768	@	Computer Sciences Corp.	—	14,977,933	14,977,933
—	430,400	430,400	@	Dell, Inc.	—	10,549,104	10,549,104
114,400	—	114,400		Electronic Data Systems Corp.	2,371,512	—	2,371,512
—	431,673	431,673	L	Imation Corp.	—	9,065,133	9,065,133
—	678,430	678,430	@	NCR Corp.	—	17,028,593	17,028,593
—	430,550	430,550	@,L	Sun Microsystems, Inc.	—	7,805,872	7,805,872
—	599,430	599,430	@	Teradata Corp.	—	16,430,376	16,430,376
					2,371,512	75,857,011	78,228,523

				Cosmetics/Personal Care: 1.2%
—	340,700	340,700		Estee Lauder Cos., Inc.	—	14,857,927	14,857,927
					—	14,857,927	14,857,927

				Distribution/Wholesale: 1.4%
—	199,675	199,675		WW Grainger, Inc.	—	17,475,556	17,475,556
					—	17,475,556	17,475,556

				Diversified Financial Services: 2.2%
86,600	—	86,600		Fannie Mae	3,462,268	—	3,462,268
—	388,130	388,130	L	First Marblehead Corp.	—	5,938,389	5,938,389
2,000	—	2,000	L	Janus Capital Group, Inc.	65,700	—	65,700
—	242,264	242,264		Legg Mason, Inc.	—	17,721,612	17,721,612
1,500	—	1,500		Waddell & Reed Financial, Inc.	54,135	—	54,135
					3,582,103	23,660,001	27,242,104

				Electric: 7.2%
—	320,504	320,504		American Electric Power Co., Inc.	—	14,922,666	14,922,666
—	344,757	344,757		Edison International	—	18,399,681	18,399,681
—	187,529	187,529		FirstEnergy Corp.	—	13,565,848	13,565,848
—	155,859	155,859	@,L	NRG Energy, Inc.	—	6,754,929	6,754,929
—	365,932	365,932		NSTAR	—	13,254,057	13,254,057
27,600	—	27,600	L	PNM Resources, Inc.	592,020	—	592,020
—	134,962	134,962		PPL Corp.	—	7,030,171	7,030,171
—	150,853	150,853		Public Service Enterprise Group, Inc.	—	14,819,799	14,819,799
					592,020	88,747,151	89,339,171

				Electrical Components & Equipment: 0.7%
326,100	—	326,100		Molex, Inc.	8,566,647	—	8,566,647
					8,566,647	—	8,566,647

				Electronics: 1.4%
206,100	—	206,100	L	Jabil Circuit, Inc.	3,147,147	—	3,147,147
48,300	206,215	254,515		PerkinElmer, Inc.	1,256,766	5,365,714	6,622,480
—	146,971	146,971	@	Thomas & Betts Corp.	—	7,207,458	7,207,458
					4,403,913	12,573,172	16,977,085

				Engineering & Construction: 0.8%
—	249,894	249,894	@	KBR, Inc.	—	9,695,887	9,695,887
					—	9,695,887	9,695,887

				Environmental Control: 3.5%
52,800	—	52,800		Nalco Holding Co.	1,276,704	—	1,276,704
—	440,434	440,434		Republic Services, Inc.	—	13,807,606	13,807,606
327,000	517,668	844,668		Waste Management, Inc.	10,683,090	16,912,214	27,595,304
					11,959,794	30,719,820	42,679,614

				Food: 8.1%
300,000	—	300,000		ConAgra Foods, Inc.	7,137,000	—	7,137,000
1,142,000	—	1,142,000		Del Monte Foods Co.	10,803,320	—	10,803,320
177,400	—	177,400	L	Hershey Co.	6,989,560	—	6,989,560
379,000	712,721	1,091,721	L	Kroger Co.	10,123,090	19,036,778	29,159,868
—	438,479	438,479		Safeway, Inc.	—	15,000,367	15,000,367
180,500	—	180,500	L	Sara Lee Corp.	2,898,830	—	2,898,830
773	—	773		Supervalu, Inc.	29,003	—	29,003

5

299,500	—	299,500	L	Tootsie Roll Industries, Inc.	8,212,290	—	8,212,290
—	145,451	145,451	@,L	Winn-Dixie Stores, Inc.	—	2,453,758	2,453,758
171,100	128,044	299,144		WM Wrigley Jr. Co.	10,017,905	7,496,976	17,514,881
					56,210,998	43,987,879	100,198,877

				Gas: 1.6%
357,600	—	357,600		NiSource, Inc.	6,755,064	—	6,755,064
—	205,000	205,000		Sempra Energy	—	12,685,400	12,685,400
					6,755,064	12,685,400	19,440,464

				Healthcare — Products: 1.8%
—	435,594	435,594	L	Cooper Cos., Inc.	—	16,552,572	16,552,572
94,600	—	94,600	@	Zimmer Holdings, Inc.	6,257,790	—	6,257,790
					6,257,790	16,552,572	22,810,362

				Healthcare — Services: 3.3%
—	328,377	328,377		Aetna, Inc.	—	18,957,204	18,957,204
—	245,342	245,342	@,L	Laboratory Corp. of America Holdings	—	18,530,681	18,530,681
59,000	—	59,000		Quest Diagnostics	3,121,100	—	3,121,100
					3,121,100	37,487,885	40,608,985

				Home Builders: 0.4%
—	402,300	402,300	L	D.R. Horton, Inc.	—	5,298,291	5,298,291
					—	5,298,291	5,298,291

				Home Furnishings: 0.8%
—	135,900	135,900		Harman International Industries, Inc.	—	10,017,189	10,017,189
					—	10,017,189	10,017,189

				Household Products/Wares: 1.7%
—	260,600	260,600	L	Avery Dennison Corp.	—	13,848,284	13,848,284
—	96,796	96,796		Fortune Brands, Inc.	—	7,004,159	7,004,159
					—	20,852,443	20,852,443

				Housewares: 0.0%
300	—	300	L	Newell Rubbermaid, Inc.	7,764	—	7,764
					7,764	—	7,764

				Insurance: 7.5%
—	370,611	370,611		AON Corp.	—	17,674,439	17,674,439
321,600	—	321,600		Marsh & McLennan Cos., Inc.	8,512,752	—	8,512,752
363,600	759,441	1,123,041	L	Progressive Corp.	6,966,576	14,550,890	21,517,466
—	224,318	224,318	@@,L	RenaissanceRe Holdings Ltd.	—	13,512,916	13,512,916
4,300	—	4,300		Safeco Corp.	239,424	—	239,424
—	1,319,202	1,319,202		UnumProvident Corp.	—	31,383,816	31,383,816
					15,718,752	77,122,061	92,840,813

				Internet: 0.5%
1,100	—	1,100	@,L	eBay, Inc.	36,509	—	36,509
167,200	—	167,200	@,L	IAC/InterActiveCorp.	4,501,024	—	4,501,024
92,600	—	92,600	@,L	Yahoo!, Inc.	2,153,876	—	2,153,876
					6,691,409	—	6,691,409

				Leisure Time: 0.4%
—	116,872	116,872		Carnival Corp.	—	5,199,635	5,199,635
					—	5,199,635	5,199,635

				Media: 1.5%
10,000	—	10,000	@,L	Gemstar-TV Guide International, Inc.	47,600	—	47,600
—	419,468	419,468	@	Viacom — Class B	—	18,423,035	18,423,035
					47,600	18,423,035	18,470,635

				Mining: 2.4%
—	115,386	115,386		Freeport-McMoRan Copper & Gold, Inc.	—	11,820,142	11,820,142
296,400	—	296,400	@@	Gold Fields Ltd. ADR	4,208,880	—	4,208,880
3,800	—	3,800	@,@@,L	Harmony Gold Mining Co., Ltd. ADR	39,178	—	39,178
—	278,803	278,803		Newmont Mining Corp.	—	13,613,950	13,613,950
					4,248,058	25,434,092	29,682,150

6

				Miscellaneous Manufacturing: 1.4%
—	235,257	235,257		Crane Co.	—	10,092,525	10,092,525
173,200	—	173,200	@@	Tyco International Ltd.	6,867,380	—	6,867,380
					6,867,380	10,092,525	16,959,905

				Office/Business Equipment: 1.1%
—	872,697	872,697		Xerox Corp.	—	14,128,964	14,128,964
					—	14,128,964	14,128,964

				Oil & Gas: 4.5%
—	194,774	194,774		Hess Corp.	—	19,644,906	19,644,906
—	156,850	156,850		Marathon Oil Corp.	—	9,545,891	9,545,891
—	232,094	232,094	@	Plains Exploration & Production Co.	—	12,533,076	12,533,076
—	302,675	302,675		Tesoro Petroleum Corp.	—	14,437,598	14,437,598
					—	56,161,471	56,161,471

				Oil & Gas Services: 1.0%
2,000	—	2,000	@,L	FMC Technologies, Inc.	113,400	—	113,400
—	173,133	173,133	@	Weatherford International Ltd.	—	11,876,924	11,876,924
					113,400	11,876,924	11,990,324

				Packaging & Containers: 1.5%
—	388,669	388,669		Ball Corp.	—	17,490,105	17,490,105
45,800	—	45,800	L	Sealed Air Corp.	1,059,812	—	1,059,812
					1,059,812	17,490,105	18,549,917

				Pharmaceuticals: 2.9%
—	290,800	290,800	@,L	Barr Pharmaceuticals, Inc.	—	15,441,480	15,441,480
65,600	—	65,600	@	Hospira, Inc.	2,797,184	—	2,797,184
—	771,111	771,111	L	Omnicare, Inc.	—	17,589,042	17,589,042
					2,797,184	33,030,522	35,827,706

				Pipelines: 2.4%
—	743,700	743,700		El Paso Corp.	—	12,821,388	12,821,388
—	320,499	320,499		Questar Corp.	—	17,338,996	17,338,996
					—	30,160,384	30,160,384

				Retail: 2.4%
—	566,068	566,068		Gap, Inc.	—	12,045,927	12,045,927
—	117,035	117,035		JC Penney Co., Inc.	—	5,148,370	5,148,370
—	116,287	116,287	@,L	Sears Holding Corp.	—	11,867,088	11,867,088
					—	29,061,385	29,061,385

				Savings & Loans: 0.4%
—	299,715	299,715		Hudson City Bancorp., Inc.	—	4,501,719	4,501,719
					—	4,501,719	4,501,719

				Semiconductors: 3.1%
248,200	—	248,200	L	Applied Materials, Inc.	4,408,032	—	4,408,032
—	696,800	696,800	@,@@	Infineon Technologies AG ADR	—	8,110,752	8,110,752
12,900	—	12,900		KLA-Tencor Corp.	621,264	—	621,264
288,800	—	288,800		Maxim Integrated Products	7,647,424	—	7,647,424
—	472,069	472,069		National Semiconductor Corp.	—	10,687,642	10,687,642
311,800	—	311,800	L	Xilinx, Inc.	6,819,066	—	6,819,066
					19,495,786	18,798,394	38,294,180

				Software: 1.1%
176,500	—	176,500		CA, Inc.	4,403,675	—	4,403,675
145,400	—	145,400	@,L	Electronic Arts, Inc.	8,492,814	—	8,492,814
44,566	—	44,566	@,L	Metavante Technologies, inc.	1,039,279	—	1,039,279
3,300	—	3,300	@,L	Take-Two Interactive Software, Inc.	60,885	—	60,885
					13,996,653	—	13,996,653

7

				Telecommunications: 0.4%
2,200	—	2,200	L	IDT Corp.		18,590	—	18,590
141,600	—	141,600		Motorola, Inc.		2,271,264	—	2,271,264
168,590	—	168,590	@,@@	Nortel Networks Corp.		2,544,023	—	2,544,023
						4,833,877	—	4,833,877

				Transportation: 0.7%
—	206,325	206,325		CSX Corp.		—	9,074,174	9,074,174
						—	9,074,174	9,074,174

				Total Common Stock		214,165,755	926,287,154	1,140,452,909
				(Cost $)		221,124,348	898,389,817	1,119,514,165

REAL ESTATE INVESTMENT TRUSTS: 4.0%
				Apartments: 0.1%
52,500	—	52,500		Apartment Investment & Management Co.		1,823,325	—	1,823,325
						1,823,325	—	1,823,325

				Hotels: 0.6%
—	466,125	466,125		Host Hotels & Resorts, Inc.		—	7,942,770	7,942,770
						—	7,942,770	7,942,770

				Mortgage: 1.2%
—	785,261	785,261		Annaly Capital Management, Inc.		—	14,276,045	14,276,045
						—	14,276,045	14,276,045

				Office Property: 0.6%
—	78,000	78,000		Boston Properties, Inc.		—	7,161,180	7,161,180
						—	7,161,180	7,161,180

				Storage: 0.7%
—	114,300	114,300	L	Public Storage, Inc.		—	8,390,763	8,390,763
						—	8,390,763	8,390,763

				Warehouse/Industrial: 0.8%
—	146,300	146,300	L	Prologis		—	9,272,494	9,272,494
						—	9,272,494	9,272,494

				Total Real Estate Investment Trusts		1,823,325	47,043,252	48,866,577
				(Cost $)		2,210,912	46,732,052	48,942,964

				Total Long-Term Investments		215,989,080	973,330,406	1,189,319,486
				(Cost $)		223,335,260	945,121,869	1,168,457,129

Principal
Amount							Value
SHORT-TERM INVESTMENTS: 17.2%
				U.S. Government Agency Obligations: 3.0%
$6,001,000	$30,865,000	$36,866,000	Z	Federal Home Loan Bank, 3.050%, due 01/02/08		$5,999,983	$30,859,770	$36,859,753

				Total U.S. Government Agency Obligations		5,999,983	30,859,770	36,859,753
				(Cost $)		5,999,983	30,859,770	36,859,753

				Securities Lending Collateral(CC): 14.2%
40,444,962	134,903,959	175,348,921		Bank of New York Mellon Corp. Institutional Cash Reserves		40,444,962	134,903,959	175,348,921

				Total Securities Lending Collateral		40,444,962	134,903,959	175,348,921
				(Cost $)		40,444,962	134,903,959	175,348,921

				Total Short-Term Investments		46,444,945	165,763,729	212,208,674
				(Cost $)		46,444,945	165,763,729	212,208,674

				Total Investments in Securities	113.4%	$262,434,025	$1,139,094,135	$1,401,528,160
				(Cost $)*		269,780,205	1,110,885,598	1,380,665,803
				Other Assets and Liabilities - Net	(13.4)	(40,167,931)	(125,833,348)	(166,001,279)
				Net Assets	100.0%	222,266,094	1,013,260,787	1,235,526,881

				Pro-forma Adjustments	—	—	—	—
				Net Assets	100.0%	$222,266,094	$1,013,260,787	$1,235,526,881

8

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
(CC)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at December 31, 2007.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	* Cost for federal income tax purposes is	$269,804,375	$1,112,712,328	$1,382,516,703

	Net unrealized appreciation/depreciation consists of:
	Gross Unrealized Appreciation	$12,140,762	$99,755,130	$111,895,892
	Gross Unrealized Depreciation	(19,511,112)	(73,373,323)	(92,884,435)
	Net Unrealized Appreciation/Depreciation	$(7,370,350)	$26,381,807	$19,011,457

9

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (“Board”) of ING Wells Fargo Disciplined Value Portfolio (“Wells Fargo Disciplined Value”) and ING Pioneer Mid Cap Value Portfolio (“Pioneer Mid Cap Value”), (each, a “Portfolio” or collectively, the “Portfolios”) approved an Agreement and Plan of Reorganization dated [          ], respectively (the “Plan”) whereby, subject to approval by the shareholders of Wells Fargo Disciplined Value, Pioneer Mid Cap Value will acquire all of the assets of Wells Fargo Disciplined Value, subject to the liabilities of such Portfolio, in exchange for issuing shares of Pioneer Mid Cap Value to shareholders of Wells Fargo Disciplined Value in a number equal in value to net assets of Wells Fargo Disciplined Value (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Pioneer Mid Cap Value as the accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at December 31, 2007.  The unaudited pro forma statement of assets and liabilities reflects the pro forma combined financial position of Wells Fargo Disciplined Value and Pioneer Mid Cap Value at December 31, 2007.  The unaudited pro forma statement of operations reflects the pro forma combined results of operations for the twelve months ended December 31, 2007.  These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for Wells Fargo Disciplined Value and Pioneer Mid Cap Value under U.S. generally accepted accounting principles for investment companies.  The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Pioneer Mid Cap Value for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Boards of each Portfolio.  Among elements of analysis, the Boards have authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Pioneer Mid Cap Value issued in connection with the proposed acquisition of Wells Fargo Disciplined Value by Pioneer Mid Cap Value as of December 31, 2007. The number of additional shares issued was calculated by dividing the net assets of

10

each class of Wells Fargo Disciplined Value by the respective class net asset value per share of Pioneer Mid Cap Value.

Note 4 – Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in Portfolio shares as if the merger had taken place on December 31, 2007.  Wells Fargo Disciplined Value’s expenses were adjusted assuming Pioneer Mid Cap Value’s fee structure was in effect for the twelve months ended December 31, 2007, as adjusted for contractual changes made in conjunction with the merger.

Note 5 – Merger Costs:

Directed Services, LLC, or an affiliate will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

11

PORTFOLIO MANAGERS’ REPORT FOR

ING PIONEER MID CAP VALUE PORTFOLIO

Set forth below is an excerpt from ING Pioneer Mid Cap Value Portfolio’s Annual Report for the fiscal year ended December 31, 2007.

*              *              *

After recording a solid, if frequently nervous, 8.2% in the first half of the reporting period, global equities in the form of the Morgan Stanley Capital International World IndexSM(1) (“MSCI World IndexSM”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) succumbed to a 3.2% loss in the second half of the reporting period, as some important debt markets all but seized up, the crisis threatening the solvency of financial institutions and forcing central bankers to throw lifelines to stranded borrowers, while investors fled to the safe haven of short Treasuries. By year-end, confidence was wavering, oil was nudging $100 per barrel and markets seemed to be pricing in a recession. In currencies, the yen strengthened as “carry trades” were unwound in the flight from risk. The euro benefited from the European Central Bank’s implacable refusal to match the Federal Reserve Board (the “Fed”) and reduce interest rates. But the pound finally gave back some of its recent gains as the UK housing market started to sag. For the second six months, the dollar fell 8.5% and 8.9% against the euro and yen respectively, but rose 0.3% against the pound.

A relentlessly deteriorating housing market had caused alarm in the sub-prime mortgage loan sector, where lax lending standards in a low interest rate environment, had driven foreclosure rates inexorably higher. The problem had been exacerbated over the years by the business of securitizing the loans. They would be sliced, diced and repackaged for handsome fees into other securities, then sold on in their billions worldwide to financial institutions, which purchased them by issuing commercial paper, over the cost of which an effortless profit could apparently be made.

At one level this spreads the loan risk. But when the originator is removed from those taking the risk another is created. Like the banking business in its simplest form, everything depends on confidence. When it became obvious that these securities, many of them rated A or higher, were ultimately backed by sub-prime and not so sub-prime mortgages with questionable repayment prospects, confidence evaporated. The asset-backed commercial paper market contracted sharply. Banks stopped lending to each other. The structured investment vehicles, their investors and sponsoring banks would have to bear huge losses, but which ones and how much?

The Fed’s first response to the liquidity and resulting economic threats was to reduce the discount rate, (the rate it will lend to banks), by 50 basis points (050%) on August 17, 2007 and another 100 basis points (1.00%) in three steps by year end, with matching cuts in the federal funds rate.

But it was no good. Using the discount window had a stigma attached to it while the liquidity problem was not an overnight one. The one-month London Interbank Offered Rate (“LIBOR”) continued to rise even as the Fed eased. A procession of financial institutions announced heavy write-downs of mortgage-backed assets, along with various capital saving and raising initiatives, including the tapping of billions of dollars from sovereign wealth funds based in the Middle-East and Asia, surely a development of historic significance.

The spread between the one-month LIBOR and the federal funds rate only drifted down after the announcement of coordinated central bank action to add liquidity where it was needed including in the U.S., the use of a “term auction facility” where loans would be auctioned and broader forms of collateral would be accepted.

But by year end global economic conditions were still clearly weakening and many felt that the U.S. might already be in or on the cusp of recession.

In U.S. fixed income markets’ the Treasury yield curve steepened in the first half and continued to do so in the second. The yield on the ten-year Treasury Note fell 100 basis points (1.00%) to 4.03%, while the yield on the three-month Bill fell 153 basis points (1.53%) to 3.14%. The broader Lehman Brothers® Aggregate Bond Index(2)

12

(“LBAB”) of investment grade bonds returned 5.93% for the first half of the reporting period and 6.97% for the year ended December 31, 2007.

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”) including dividends, lost 1.4% in the second half, with the worst fourth quarter since 2000, after gaining 7% through June. For a while, as the events described above played out, investors seemed to believe that the Fed had the will and the tools to keep any down turn brief. The S&P 500® Index actually made a new high on October 9, 2007. For the year ended December 31, 2007, the S&P 500® Index returned 5.49%. But, the sense that a serious crisis was only just beginning to unfold and a succession of earnings disappointments especially among the financials sector, increasingly weighed on sentiment as the year wound down. Bizarrely, gross domestic product (“GDP”) growth was being reported at a brisk 4.9% for the third quarter, even as S&P 500 companies were reporting a decline in operating profits, the first fall in more than five years.

Internationally, MSCI Japan® Index(4) slumped 15.8% in the second half of the reporting period on a resumption of falling consumer prices and fading global growth, while the strengthening yen threatened all-important exports. For the year ended December 31, 2007, the MSCI Japan® Index lost 4.23%. The MSCI Europe ex UK® Index(5) lost 4.8% in the second six months of the reporting period. A first half rally gave way to nervousness in mid-July after another rate increase and turned into a rout as the sub-prime debacle took shape. U.S. rate cuts were not reciprocated by the European Central Bank, which, with headline inflation up to 3.1%, confined its response to making liquidity available to the banking system, a staggering €500 billion on December 18, 2007. In the UK, stocks surged into the summer making the August 2007 slide even more violent than in continental Europe. But similar inflation worries limited the Bank of England to one 0.25% rate reduction despite a clearly weakening housing market. The MSCI UK® Index(5) fell 1.4% in the second half of the reporting period and returned 8.36% for the year ended December 31, 2007.

(1) The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada Australia, New Zealand and the Far East.

(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

13

ING PIONEER MID CAP VALUE PORTFOLIO: PORTFOLIO MANAGERS’ REPORT

Industry Allocation
as of December 31, 2007
(as a percent of net assets)

Portfolio holdings are subject to change daily.

ING Pioneer Mid Cap Value Portfolio (the “Portfolio”) seeks capital appreciation. The Portfolio is managed by J. Rodman Wright, Portfolio Manager and Timothy Horan, Assistant Portfolio Manager, of Pioneer Investments, LLC — the Sub-Adviser.

Performance: For the year ended December 31, 2007, the Portfolio’s Class S shares provided a total return of 5.52% compared to the Russell Midcap® Value Index(1), which returned (1.42)% for the same period.

Portfolio Specifics: Although the U.S. economy grew at a rate of over 4% per year in the second and third quarters, growing fears about the housing and credit markets and recession risk caused stock prices to shift lower in the 4th quarter. Despite that setback, the Portfolio returned over 5% net of fees in 2007 while the benchmark finished negative. The combined effect of bottom-up security selection and sector allocation in 2007 added value in nine out of ten sectors relative to the benchmark.

Performance on a relative basis was most enhanced by our lower allocation to and security selection within financials, which saw a dramatic downturn resulting from the mortgage meltdown and subsequent credit crisis that erupted in the third quarter. Security selection and sector allocation within the consumer sectors — consumer discretionary and consumer staples — were also standout contributors. Stock selection by itself was strongest in utilities, which delivered comparative sector returns of 31% vs.13% for the benchmark’s sector in 2007.

In the consumer discretionary sector, Apollo was the year’s biggest contributor. This for-profit education company had been in dire straights when we purchased it back in 2006. However, we believed the underlying business was very attractive and management’s strategy for repairing the company was correct. The stock doubled in 2007 from under $39 to over $80. In utilities, U.S. power generator NRG Energy, Inc. benefited from the skyrocketing valuations for powerplants and its decision to initiate a dividend.

Health care was the only sector whose results detracted on a sector-relative basis in 2007. Omnicare, Inc. and Cooper Companies both share similar characteristics of being good underlying businesses with a strategy to repair the business we believe will work over time.

It was not possible to avoid all the troubles that developed in the financials sector. We were well-positioned — significantly underweight REITs, banks, insurance, and diversified financials (a focus area earlier in the year that by the third quarter had moved from an overweight to an underweight). We owned one of the few financials (Annaly Management) that went up (over 39%) in a sector that declined nearly 19% for the year. Unfortunately, we also owned shares of Ambac, a municipal bond insurer which declined rapidly that we exited before it declined further. First Marblehead, a student-loan facilitator, saw its market dry up in the 4th quarter due to the credit crunch. Since then, Goldman Sachs has taken a meaningful equity stake in the company — a significant indication of faith in the business. We remain holders.

14

Current Strategy and Outlook: We continue to stay fully invested and make all our investment decisions on a company-by-company basis. We believe there are simply too many variables to base investment decisions on what might happen to the economy, or what the Federal Reserve Board might do, or where the dollar might go.

We anticipate further credit and housing deterioration over the course of the next few quarters. Whether stocks already discount this, or may react positively to certain types of fiscal stimulus or decline further, is hard to say. That is why we focus on company specific investments for our investment strategy.

In our view, the U.S. economy is broad and diverse, interest rates are low, the cheap dollar will help exports, and the government will take steps to mitigate damage. We believe that the U.S. economy will make it through this period and stocks will recover — perhaps sooner than many think — in due time.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Top Ten Holdings*

as of December 31, 2007

(as a percent of net assets)

UnumProvident Corp.	3.1%
Loews Corp.	2.2%
Interpublic Group of Cos., Inc.	2.0%
Hess Corp.	1.9%
Kroger Co.	1.9%
Aetna, Inc.	1.9%
Laboratory Corp. of America Holdings	1.8%
Viacom - Class B	1.8%
Edison International	1.8%
Legg Mason, Inc.	1.7%

*  Excludes short-term investments related to securities lending collateral and U.S. government agency obligation.

Portfolio holdings are subject to change daily.

Average Annual Total Returns for the Periods Ended December 31, 2007

		Since Inception		Since Inception		Since Inception
		of Classes ADV and S2		of Class I		of Class S
	1 Year	December 29, 2006		May 2, 2005		April 29, 2005

Class ADV	4.91%	4.88%		—		—
Class I	5.72%	—		10.47%		—
Class S	5.52%	—		—		10.40%
Class S2	5.25%	5.22%		—		—
Russell Midcap® Value Index(1)	(1.42)%	(1.42	)%(2)	12.24	%(3)	12.24	%(3)

15

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Pioneer Mid Cap Value Portfolio against the index indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio manager only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)	The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(2)	Since inception performance for the index is shown from January 1, 2007.

(3)	Since inception performance for the index is shown from May 1, 2005.

16

PART C:

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Article V, Section 5.4 of the Agreement and Declaration of Trust of ING Investors Trust (the “Registrant” or the “Trust”), provides for the indemnification of trustees and officers as follows:

The Trust shall indemnify (from the assets of the Series or Series in question or, if appropriate and permitted, from the assets of a Class or Classes) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants, and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with DSL, and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”).  Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers.  Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC (“ING Investments”) with respect to ING American Funds Portfolios, ING LifeStyle Portfolios, ING MarketPro Portfolio, ING MarketStyle Portfolios, ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, MarketStyle, MarketPro, and ING VP Index Plus International Equity Portfolios.  Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16.		EXHIBITS

(1)	(A)	Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

	(B)	Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

	(C)	Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

	(D)	Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

	(E)	Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

	(F)	Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

	(G)	Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

	(H)	Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

	(I)	Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

	(J)	Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

	(K)	Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

	(L)	Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

	(M)	Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

	(N)	Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

	(O)	Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

	(P)	Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

(Q)	Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(R)	Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(S)	Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(T)

Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios (27)

(U)

Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio (27)

(V)

Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio (27)

(W)

Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (29)

(X)

Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio (33)

(Y)

Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio (33)

(Z)	Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio (33)

(AA)

Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio (33)

(BB)

Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio (33)

(CC)

Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio (33)

(DD)

Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(EE)

Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio (35)

(FF)

Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio (35)

(GG)

Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest (35)

(HH)

Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio (36)

(II)

Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio (36)

(JJ)	Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio (36)

(KK)	Amendment #37 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Capital Guardian Small/Mid Cap Portfolio (38)

(LL)	Amendment #38 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Legg Mason Partners All Cap Portfolio (38)

(MM)	Amendment #39, effective June, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish an additional series designated as ING Focus 5 Portfolio (38)

(NN)	Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service 2 Class shares for ING Stock Index Portfolio (38)

(OO)

Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio (40).

(2)	By-laws (1)

(3)	Not applicable.

(4)

Form of Agreement and Plan of Reorganization by ING Investors Trust on behalf of ING Wells Fargo Disciplined Value Portfolio and ING Pioneer Mid Cap Value Portfolio, each a separate series of ING Investors Trust — Filed herewith.

(5)	Instruments Defining Rights of Security Holders (1)

(6)	(A)	(1)

Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, is hereby amended and restated January 1, 2007 between ING Investors Trust and Directed Services, LLC (35)

(i)

Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING BlackRock Large Cap Value Portfolio, ING BlackRock Large Cap Growth Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen Equity Growth Portfolio, effective for the period May 1, 2006 through May 1, 2007 (35)

(ii)

Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Legg Mason Partners All Cap Portfolio, for the period from August 1, 2006 through and including May 1, 2008 (35)

(iii)

Amended Schedule A and Amended Schedule B, effective April 30, 2007, with respect to the Amended and Restated Management Agreement between ING Investors Trust and Directed Services, LLC, regarding ING Franklin Mutual Shares Portfolio (36)

			(iv)	Letter Agreement, dated April 30, 2007, to reduce the annual investment management fee for ING Van Kampen Capital Growth Portfolio, for the period from April 30, 2007 through May 1, 2008 (36)

(v)

Letter Agreement, dated May 1, 2007, to reduce the investment management fees for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Core Equity Portfolio and ING UBS U.S. Allocation Portfolio, for the period from May 1, 2007 through May 1, 2008 (36)

		(2)		Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds) (20)

			(i)	First Amendment to Investment Management Agreement, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

			(ii)	Second Amendment to Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006 (35)

	(iii)	Amended Schedule A, effective November 9, 2007, to the Investment Management Agreement dated August 21, 2003 between ING Investors Trust and ING Investments, LLC (41)

(3)		Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC (24)

	(i)	First Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

(ii)

Amended Schedule A, effective October 17, 2007, with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC, regarding ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING MarketStyle, ING MarketPro, and ING VP Index Plus International Equity Portfolios (40)

	(iii)	Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC effective as of December 15, 2006 (35)

(4)	Amended and Restated Investment Management Agreement, effective April 29, 2005 is hereby amended and restated January 1, 2007, between ING Investors Trust and Directed Services, LLC (35)

(i)

Amended Schedule A, effective August 20, 2007, with respect to the Amended and Restated Investment Management Agreement between ING Investors Trust and Directed Services, LLC, regarding ING Focus 5 Portfolio (39)

(5)	Letter Agreement, dated January 1, 2007, between ING Investors Trust and Directed Services, LLC (36).

(B)	Portfolio Management Agreements

	(1)	Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (2)

		(i)	Schedule A to Portfolio Management Agreement (25)

(ii)

Amended Schedule B, effective April 28, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income Portfolios (34)

		(iii)	Letter Agreement, dated December 5, 2001, to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (11)

		(iv)	Second Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (22)

		(v)	Third Amendment to Portfolio Manager Agreement dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc., effective as of December 15, 2006 (35)

(2)	Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Direct Services Inc., and Lord, Abbett & Co. LLC (35)

	(i)	First Amendment to Portfolio Management Agreement dated December 1, 2005 among ING Investors Trust, Directed Services, Inc., and Lord, Abbett & Co. LLC, effective as of December 15, 2006 (37)

(3)

Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company (33)

	(i)	Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio (35)

(ii)

First Amendment to Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated April 29, 2005, among ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company effective as of December 15, 2006 (37)

(4)	Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management L.P. (1)

	(i)	Schedule A and Schedule B Compensation for Services to Series (25)

	(ii)	First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management, L.P. (22)

	(iii)	Second Amendment to Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and AllianceBernstein, L.P., effective as of December 15, 2006 (35)

(5)	Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and Salomon Brothers Asset Management Inc. (33)

	(i)	Amended Schedule B, effective August, 1, 2006, Compensation for Series (35)

	(ii)	Assumption Agreement made December 1, 2006 between Salomon Brothers Asset Management Inc and CAM North America, LLC (to be renamed ClearBridge Advisors, LLC) (35)
	(iii)	First Amendment to Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and ClearBridge Advisors, LLC dated December 15, 2006 (35)

(6)	Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company (9)

	(i)	Schedule A (26)

	(ii)	Amended Schedule B, dated April 29, 2005, Compensation for Services to Series (35)

	(iii)	Termination letter, dated October 6, 2005 to terminate Capital Guardian Trust Company as Portfolio Manager to ING Capital Guardian Managed Global Portfolio (33).

(iv)

First Amendment to Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company effective as of December 15, 2006 (37)

(7)	Amended and Restated Portfolio Management Agreement, dated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (33)

(i)

Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio and ING FMR Diversified Mid Cap Portfolio (33)

(ii)

Amended Schedule A, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iii)

Amended Schedule B Compensation for Services to Series, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iv)

First Amendment to Amended and Restated Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company, effective December 15, 2006 (37)

(8)	Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (18)

	(i)	Amended Schedule A and Amended Schedule B Compensation for Services to Series, dated March 24, 2004 (26)

(ii)

First Amendment to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006 (35)

(9)	Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc. (18)

	(i)	Schedule A (25)

	(ii)	Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (22)

	(iii)	Amendment to Portfolio Management Agreement and Amended Schedule B, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. (33)

(iv)

Second Amendment to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of December 15, 2006 (36)

(v)

Third Amendment to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of April 30, 2007 (36)

(10)

Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and J.P. Morgan Investment Management, Inc. (successor to J.P. Morgan Fleming Asset Management (USA), Inc.) dated March 26, 2002, as amended and restated April 29, 2005 (34)

(i)

First Amendment to the Amended and Restated Portfolio Management Agreement, dated March 26, 2002 as amended and restated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and J. P. Morgan Investment Management Inc. effective as of December 15, 2006 (36).

(11)	Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (18)

	(i)	Schedule A (25)

	(ii)	First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

	(iii)	Second Amendment to the Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

	(iv)	Letter to amend the Portfolio Management Agreement, dated April 13, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC dated January 1, 2004 (35)

	(v)	Termination Letter, dated February 26, 2004, to Janus Capital Management LLC from Registrant regarding the ING Janus Growth and Income Portfolio (23)

	(vi)	Fourth Amendment to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc., and Janus Capital Management LLC effective as of December 15, 2006 (36).

(vii)

Amended Schedule B, Compensation for Services to Series to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC, effective April 30, 2007 (37)

(12)	Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. (20)

	(i)	Amended Schedule B Compensation for Services to Series to Portfolio Management Agreement, dated April 29, 2005 (33)

(ii)

First Amendment to Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. effective as of December 15, 2006 (36)

(13)	Amended and Restated Portfolio Management Agreement, effective as of April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC (27)

(i)

First Amendment to Amended and Restated Portfolio Management Agreement dated April 29, 2005 between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC, effective December 15, 2006 (35)

(14)	Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC (19)

(i) First Amendment to Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC, effective as of December 15, 2006 (36).

(15)	Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

(i) Amended Schedule A to the Sub-Advisory Agreement between Directed Services, Inc. and Aeltus Investment Management, Inc., effective August 20, 2006 (39)

(ii) First Amendment to Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. effective as of September 1, 2003 (22)

(iii)

Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective as of December 15, 2006 (35)

(16)	Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. with respect to ING MarketStyle Portfolios (28)

(i)

First Amendment to Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. with respect to ING MarketStyle Portfolios, effective as of December 15, 2006 (35)

(17)	Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC (24)

(i)

First Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC effective as of December 15, 2006 (36)

(18)	Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. (25)

(i) First Amendment to Portfolio Management Agreement, dated May 3, 2004 between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. effective as of December 1, 2005 (33)

(ii)

Second Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Capital Management, Inc., effective as of December 15, 2006. (35)

(19)	Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V. (28)

(i) First Amendment to Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V., effective as of December 15, 2006 (35)

(20)	Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (26)

(i)

Amended Schedule A Compensation for Services to Series, effective May 11, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (39)

(ii)

First Amendment to Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. effective as of December 15, 2006 (36)

(21)	Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. (25)

(i) First Amendment to Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. effective as of December 15, 2006 (36)

(22)	Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. (29)

(i) Amended Schedule A Compensation for Services to Series, effective November 30, 2005 (29)

(ii) First Amendment to Portfolio Management Agreement dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. effective as of December 15, 2006 (35)

(23)	Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities, L.P. dated January 3, 2006 with respect to ING Global Real Estate Portfolio (30)

(i)

Amended Schedule A to the Sub-Advisory Agreement dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective April 28, 2006 (35)

(ii)

First Amendment to Sub-Advisory Agreement, dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective as of December 15, 2006 (35)

(24)	Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio (34)

(i)

First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio effective as of December 15, 2006 (36)

		(25)	Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio (33)

(i)

First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of December 15, 2006 (35)

		(26)	Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (36)

(i) Amended Schedule A, effective April 30, 2007, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (39)

		(27)	Sub-Advisory Agreement, dated April 30, 2007, between ING Investors Trust, Directed Services, LLC and BlackRock Financial Management, Inc. (37)

		(28)	Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited (35)

(i)

Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006 (35)

(ii) First Amendment to Portfolio Management Agreement, dated December 5, 2005, between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006 (35)

(7)	(A)	(1)	(1) Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC (35)

(i) Amended Schedule A, effective November 9, 2007, to the Distribution Agreement between ING Investors Trust and ING Funds Distributor, LLC (41)

(8)	Not applicable.

(9)	(A)	(1)	Custody Agreement, dated January 6, 2003, with The Bank of New York (19)

(i) Amended Exhibit A, to the Custody Agreement, dated January 6, 2003, with the Bank of New York effective November 9, 2007 (41)

		(2)	Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York (20)

			(i)	Amended Exhibit A, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York, effective November 9, 2007 (41)

		(3)		Fund Accounting Agreement, dated January 6, 2003, with Bank of New York (22)

			(i)	Amended Exhibit A, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York effective November 9, 2007 (41)

(10)	(A)	(1)	Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares, effective January 1, 2007 (36)

			(i)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated July 31, 2007, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares (38)

			(ii)	Amended Schedule A, effective October 17, 2007, to the Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares (40)

			(iii)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated October 17, 2007, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares (40)

	(B)	(1)	Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective January 1, 2007 (36).

			(i)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares (36).

			(ii)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated August 20, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares with respect to ING Focus 5 Portfolio (39)

			(iii)	Amended Schedule A, effective October 17, 2007, to Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares (39)

			(iv)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated October 17, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares with respect to ING LifeStyle Conservative Portfolio (40)

	(C)

ING Investors Trust Amended and Restated Distribution Plan with ING Investors Trust, effective January 1, 2007, for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth – Income Portfolio (36).

	(D)			Amended and Restated Distribution Plan with ING Investors Trust, effective November 9, 2007, for ING American Funds Portfolios (41)

	(E)	(1)		Shareholder Service Plan with ING Investors Trust, effective January 1, 2007 for Service and Service 2 Class Shares (36)

		(i)

Amended Schedule A Schedule of Series, effective October 17, 2007, with respect to the Shareholder Service Plan for Service and Service 2 Class shares, between ING Investors Trust and ING Funds Distributor, LLC regarding ING ING LifeStyle Conservative Portfolio (40)

		(ii)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007 regarding the waiving of service fee payable to ING Funds Distributor, LLC for the Service Class Shares of ING Van Kampen Growth and Income Portfolio (36).

		(F)	Shareholder Service Plan, effective November 9, 2007, with ING Investors Trust for ING American Funds Portfolios (41)

(G)	(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, approved March 30, 2005 (26)

		(i)	Amended Schedule A, effective October 17, 2007, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust (39)

(11)	Opinion and Consent of Counsel — Filed herewith.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13)	(A)	(1)	Amended and Restated Administrative Services Sub-Contract, effective January 2, 2003, as amended and restated on January 1, 2007 between Directed Services LLC and ING Funds Services, LLC (35)

(i)

Amended Schedule A, effective April 30, 2007, to the Amended and Restated Administrative Services Sub-Contract between Directed Services, LLC and ING Funds Services, LLC to include ING Franklin Mutual Shares Portfolio and the redesignation of ING Van Kampen Equity Growth Portfolio and ING Van Kampen Capital Growth Portfolio (36)

		(2)	Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company (27)

		(3)	Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company (13)

		(4)	Amended and Restated Administration Agreement, dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC (26)

(i)

Amended Schedule A, effective July 17, 2006, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(ii)

Amended Schedule A, effective April 30, 2007, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC to include ING BlackRock Inflation Protected Bond Portfolio and ING Franklin Templeton Founding Strategies Portfolio (36).

	(5)	Administration Agreement, dated May 3, 2004, between ING Investors Trust and ING Funds Services, LLC (24)

		(i)	Amended Schedule A, effective August 15, 2005 to the Administration Agreement between ING Investors Trust and ING Funds Services, LLC (27)

(B)	(1)	Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. (25)

(i)

Amended Schedule A of Series, dated April 29, 2005, with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services, LLC, effective July 17, 2006, to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(2)

Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMRSM Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios (25)

	(3)	Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust (25)

	(4)	Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I, dated August 7, 2003 (22)

		(i)	Amended Exhibit A, effective November 9, 2007, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003 (41)

		(ii)	Global Securities Lending Supplement (25)

(C)	(1)	Organizational Agreement for Golden American Life Insurance Company (1)

		(i)	Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

		(ii)	Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)

		(iii)	Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

		(iv)	Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

		(v)	Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

(vi)

Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

		(vii)	Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

		(viii)	Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series (9)

		(ix)	Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

		(x)	Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

		(xi)	Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

(xii)

Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

	(2)	Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

		(i)	Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

(D)	(1)	Settlement Agreement for Golden American Life Insurance Company (1)

	(2)	Assignment Agreement for Settlement Agreement (2)

	(3)	Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

	(4)	Assignment Agreement for Settlement Agreement (1)

(E)	(1)	Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc. (1)

	(2)	Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A (25)

		(i)	Form of Schedule A with respect to Indemnification Agreement (25)

(F)	(1)

Form of Fund Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc.(36)

(2)

Form of Shareholder Servicing Agreement, effective January 1, 2007, between ING Investors Trust, ING Partners, Inc., ING Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company (36)

(G)	(1)	Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. (20)

(i) Amended and Restated Exhibit A, effective November 9, 2007 with respect to the Agency Agreement, dated November 30, 2000, between The Funds and DST Systems, Inc. (41)

(H)	(1)	Allocation Agreement dated May 24, 2002 — Fidelity Bond (23)

(i) Amended Schedule A with respect to the Allocation Agreement — Blanket Bond (33)

	(2)	Allocation Agreement dated May 24, 2002 — Directors & Officers Liability (23)

(i) Amended Schedule A with respect to the Allocation Agreement — Directors and Officers Liability (33)

	(3)	Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2007 (36).

	(4)	FT Interactive Fee Allocation Agreement made August 21, 2003 (23)

(i) Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement (33)

(ii) Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement (24)

	(5)	Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement, dated January 1, 2007 (36).

(I)	(1)	Amended and Restated Expense Limitation Agreement, effective February 25, 2004, restated February 1, 2005, between ING Investments, LLC and ING Investors Trust (25)

(i)

Amended Schedule A, effective April 28, 2006, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Investors Trust, to include ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio (33)

	(2)	Amended and Restated Expense Limitation Agreement, effective February 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

(i) Form of Amended Schedule A, effective April 30, 2007, to the Amended and Restated Expense Limitation Agreement between ING Funds Distributor, LLC and ING Investors Trust (36)

	(3)	Amended and Restated Expense Limitation Agreement, effective January 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

	(4)	Amended and Restated Expense Limitation Agreement, dated September 23, 2005, amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust (36).

(5)

Letter Agreement, dated April 30, 2007, between Directed Services, LLC and ING Investors Trust, regarding ING BlackRock LargeCap Growth Portfolio and ING Janus Contrarian Portfolio for the period of April 30, 2007 through May 1, 2009 (36)

(14)	Consent of independent auditor - Filed herewith.

(15)	Not applicable.

(16)	Powers of attorney - Filed herewith.

(17)	Not applicable.

*	To be filed by subsequent Post-Effective Amendment

	(1)	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.
	(2)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.
	(3)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.
	(4)	Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.
	(5)	Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.
	(6)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.
	(7)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.
	(8)	Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.
	(9)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.
	(10)	Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.
	(11)	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.
(12)

Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

(13)

Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

	(14)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.
	(15)	Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.
	(16)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.
(17)

Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

(18)

Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.

(19)

Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.

(20)

Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.

(21)	Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.
(22)	Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512.
(23)	Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.
(24)	Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.
(25)	Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512.
(26)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512.
(27)	Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512.
(28)	Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512.
(29)	Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512.
(30)	Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512.
(31)	Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512.
(32)	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512.
(33)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512.
(34)	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006.
(35)	Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of ING Investors Trust as filed February 7, 2007.
(36)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2007.
(37)	Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of ING Investors Trust as filed June 4, 2007.
(38)	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 27, 2007
(39)	Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 17, 2007
(40)	Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of ING Investors Trust as filed on October 16, 2007
(41)	Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 5, 2007

ITEM 17.	UNDERTAKINGS

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned registrant under takes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 17th  day of  April, 2008.

ING INVESTORS TRUST

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Assistant Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President and Chief Executive	April 17, 2008
Shaun P. Mathews*	Officer

	Senior Vice President and	April 17, 2008
Todd Modic*	Chief/Principal Financial Officer

	Trustee	April 17, 2008
Colleen D. Baldwin*

	Trustee	April 17, 2008
John V. Boyer*

	Trustee	April 17, 2008
Patricia W. Chadwick*

	Trustee	April 17, 2008
Robert W. Crispin*

	Trustee	April 17, 2008
Peter S. Drotch*

	Trustee	April 17, 2008
J. Michael Earley*

	Trustee	April 17, 2008
Patrick W. Kenny*

	Trustee	April 17, 2008
Sheryl K. Pressler*

	Trustee	April 17, 2008
Roger B. Vincent*

* By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Assistant Secretary**

**	Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee – Filed herewith.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION

(4)

Form of Agreement and Plan of Reorganization by ING Investors Trust on behalf of ING Wells Fargo Disciplined Value Portfolio and ING Pioneer Mid Cap Value Portfolio, each a separate series of ING Investors Trust.

(11)	Opinion of Counsel
(14)	Consent of Independent Auditors
(16)	Powers of Attorney